Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	Money Market Funds
	ALLSPRING TREASURY PLUS	3.681%		77,166	77,166
	Total Money Market Funds				$77,166

	Corporate Debt Instruments
	ABBVIE INC	4.400%	11/6/2042	395	351
	ABBVIE INC	4.500%	5/14/2035	160	157
	ABBVIE INC	4.050%	11/21/2039	485	433
	ABBVIE INC	5.050%	3/15/2034	150	154
	ABBVIE INC	5.400%	3/15/2054	67	65
	ABN AMRO BANK	5.515%	12/3/2035	300	310
	ACCENTURE CAPITAL INC	4.250%	10/4/2031	195	195
	ACCENTURE CAPITAL INC	4.500%	10/4/2034	135	133
	AEP TRANSMISSION CO LLC	3.150%	9/15/2049	120	81
	AERCAP GLOBAL AVIATION TR	4.375%	11/15/2030	400	399
	AERCAP IRELAND CAP	5.000%	11/15/2035	155	153
	AERCAP IRELAND CAP/GLOBA	2.450%	10/29/2026	180	178
	AERCAP IRELAND CAP/GLOBA	3.300%	1/30/2032	210	194
	AERCAP IRELAND CAPITAL LTD	6.100%	1/15/2027	290	295
	AES CORP	5.800%	3/15/2032	275	282
	AFLAC INC	3.600%	4/1/2030	1,565	1,539
	AGREE LTD PARTNERSHIP	4.800%	10/1/2032	147	148
	AIB GROUP PLC	6.608%	9/13/2029	400	425
	AIB GROUP PLC	5.320%	5/15/2031	565	583
	AIG GLOBAL FDG	5.200%	1/12/2029	450	462
	AIG GLOBAL FUNDING	4.900%	8/21/2032	70	70
	AIRCASTLE LTD	5.250%	3/15/2030	195	199
	ALABAMA POWER CO	5.700%	2/15/2033	200	213
	ALTRIA GROUP INC	2.450%	2/4/2032	260	230
	AMAZON.COM INC	3.250%	5/12/2061	65	42
	AMAZON.COM INC	3.950%	4/13/2052	285	222
	AMAZON.COM INC	4.100%	4/13/2062	84	65
	AMER AIRLINE 16-2 AA PTT	3.200%	6/15/2028	117	114
	AMER AIRLINE 16-3 AA PTT	3.000%	4/15/2030	73	70
	AMER AIRLN 14-1 A PTT	3.700%	10/1/2026	66	66
	AMER AIRLN 15-1 A PTT	3.375%	5/1/2027	474	468

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	AMERICAN HONDA FINANCE	5.150%	7/9/2032	273	281
	AMERICAN TOWER CORP	3.700%	10/15/2049	220	163
	AMERICAN TOWER CORP	2.100%	6/15/2030	150	136
	AMERICAN TOWER CORP	3.100%	6/15/2050	139	91
	AMERICAN TOWER CORP	5.900%	11/15/2033	170	182
	AMGEN INC	3.150%	2/21/2040	339	267
	AMGEN INC	5.650%	3/2/2053	611	598
	AMPHENOL CORP	5.300%	11/15/2055	290	277
	AMRIZE FINANCE US LLC	4.950%	4/7/2030	283	289
	ANALOG DEVICES INC	2.800%	10/1/2041	250	184
	ANGLO AMERICAN CAPITAL	5.750%	4/5/2034	410	430
	AON NORTH AMERICA INC	5.450%	3/1/2034	300	312
	AON NORTH AMERICA INC	5.750%	3/1/2054	100	99
	ARES STRATEGIC INCOME FUND	4.850%	1/15/2029	193	191
	ASTRAZENECA PLC	6.450%	9/15/2037	70	80
	ASTRAZENECA PLC	4.000%	9/18/2042	60	52
	AT&T INC	2.300%	6/1/2027	725	708
	AT&T INC	3.500%	6/1/2041	154	121
	AT&T INC	2.250%	2/1/2032	350	307
	AT&T INC	3.550%	9/15/2055	638	425
	ATLAS WAREHOUSE LEND	4.625%	11/15/2028	326	327
	ATMOS ENERGY CORP	5.500%	6/15/2041	100	102
	AUTOZONE INC	1.650%	1/15/2031	190	166
	AVIATION CAPITAL GROUP	5.125%	4/10/2030	195	198
	AVIATION CAPITAL GROUP	4.800%	10/24/2030	489	489
	AVOLON HLDGS FDG LTD	4.950%	1/15/2028	223	226
	AVOLON HOLDINGS FNDG LTD	4.700%	1/30/2031	175	174
	AVOLON HOLDINGS FUNDING LTD	5.150%	1/15/2030	585	595
	BALTIMORE GAS & ELECTRIC	3.500%	8/15/2046	70	52
	BALTIMORE GAS & ELECTRIC	2.900%	6/15/2050	110	70
	BALTIMORE GAS & ELECTRIC	5.400%	6/1/2053	265	255
	BANCO SANTANDER	5.127%	11/6/2035	200	200
	BANCO SANTANDER S.A.	6.607%	11/7/2028	600	640
	BANCO SANTANDER S.A.	4.551%	11/6/2030	200	200
	BANCO SANTANDER SA	VR	9/14/2027	200	197
	BANCO SANTANDER SA	5.588%	8/8/2028	200	207
	BANK AMERICA CORP	5.872%	9/15/2034	280	299

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	BANK NEW YORK MELLON CORP	6.474%	10/25/2034	180	201
	BANK NEW ZEALAND	5.076%	1/30/2029	250	257
	BANK OF AMERICA CORP	VR	6/19/2041	675	498
	BANK OF AMERICA CORP	VR	7/22/2027	450	444
	BANK OF AMERICA CORP	VR	4/22/2042	151	119
	BANK OF AMERICA CORP	VR	10/20/2032	1,125	1,015
	BANK OF AMERICA CORP	5.015%	7/22/2033	300	306
	BANK OF AMERICA CORP	5.511%	1/24/2036	460	480
	BANK OF NOVA SCOTIA	4.850%	2/1/2030	78	80
	BANQUE FED DU CRED MUTUEL	5.538%	1/22/2030	365	379
	BARCLAYS PLC	VR	11/24/2032	200	182
	BARCLAYS PLC	6.224%	5/9/2034	270	290
	BARCLAYS PLC	5.690%	3/12/2030	200	208
	BARCLAYS PLC	4.942%	9/10/2030	236	241
	BARCLAYS PLC	5.785%	2/25/2036	200	209
	BAT CAPITAL CORP	4.540%	8/15/2047	172	143
	BAXALTA INC	5.250%	6/23/2045	7	7
*	BERKSHIRE HATHAWAY ENERG	4.450%	1/15/2049	235	196
*	BERKSHIRE HATHAWAY FIN	3.850%	3/15/2052	165	127
	BIOGEN INC	5.750%	5/15/2035	185	195
	BNP PARIBAS	5.176%	1/9/2030	975	999
	BNP PARIBAS	5.497%	5/20/2030	200	207
	BNP PARIBAS	5.786%	1/13/2033	260	273
	BOEING CO	3.250%	3/1/2028	251	246
	BOEING CO	5.705%	5/1/2040	175	179
	BOEING CO	5.150%	5/1/2030	210	216
	BOEING CO/THE	6.388%	5/1/2031	130	141
	BOEING CO/THE	6.528%	5/1/2034	440	487
	BOSTON GAS COMPANY	5.843%	1/10/2035	436	460
	BP CAP MARKETS AMERICA	2.939%	6/4/2051	345	220
	BPCE FR	5.936%	5/30/2035	750	782
	BPCE SA	6.293%	1/14/2036	250	267
	BPCE SA	5.389%	5/28/2031	375	385
	BPCE SA	6.027%	5/28/2036	470	493
	BRISTOL-MYERS SQUIBB CO	4.125%	6/15/2039	122	111
	BRISTOL-MYERS SQUIBB CO	4.250%	10/26/2049	203	166
	BRISTOL-MYERS SQUIBB CO	3.700%	3/15/2052	159	117

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	BRISTOL-MYERS SQUIBB CO	5.550%	2/22/2054	24	24
	BRIXMOR OPERATING PART	2.250%	4/1/2028	220	211
	BRIXMOR OPERATING PART	2.500%	8/16/2031	115	103
	BROADCOM INC	5.050%	7/12/2029	500	515
	BROADCOM INC	4.800%	2/15/2036	91	90
	BROOKFIELD FINANCE INC	4.700%	9/20/2047	13	11
	BROOKFIELD FINANCE INC	3.900%	1/25/2028	297	296
	BROOKFIELD FINANCE INC	4.850%	3/29/2029	96	98
	BROWN & BROWN INC	2.375%	3/15/2031	100	90
	BUNGE LTD FIN CORP	3.200%	4/21/2031	300	282
	BUNGE LTD FINANCE CORP	2.750%	5/14/2031	260	239
	BUNGE LTD FINANCE CORP	4.650%	9/17/2034	242	237
	BURLINGTN NORTH SANTA FE	4.375%	9/1/2042	130	115
	CADENCE DESIGN SYSTEM INC	4.700%	9/10/2034	314	314
	CAIXABANK	5.581%	7/3/2036	555	570
	CAIXABANK SA	6.840%	9/13/2034	420	468
	CANADIAN PAC RY CO	4.700%	5/1/2048	217	191
	CANADIAN PACIFIC RR CO	5.750%	3/15/2033	70	74
	CAPITAL ONE FINANCIAL CO	VR	11/2/2027	34	33
	CAPITAL ONE FINANCIAL CO	4.927%	5/10/2028	29	29
	CAPITAL ONE FINANCIAL CO	6.312%	6/8/2029	145	152
	CAPITAL ONE FINANCIAL CO	7.624%	10/30/2031	427	483
	CAPITAL ONE FINANCIAL CO	5.197%	9/11/2036	210	209
	CAPITAL ONE FINL CORP	5.700%	2/1/2030	190	198
	CARDINAL HEALTH INC	5.450%	2/15/2034	100	104
	CB RICHARD ELLIS SVCS INC	4.800%	6/15/2030	52	53
	CENCORA INC	5.125%	2/15/2034	280	287
	CENTERPOINT ENER HOUSTON	3.000%	2/1/2027	91	90
	CF INDS INC	5.300%	11/26/2035	125	125
	CGI INC	2.300%	9/14/2031	200	177
	CHARTER COMM OPT LLC/CAP	6.384%	10/23/2035	390	403
	CHARTER COMM OPT LLC/CAP	6.834%	10/23/2055	70	67
	CHARTER COMM OPT LLC/CAP	5.375%	4/1/2038	48	44
	CHARTER COMM OPT LLC/CAP	3.700%	4/1/2051	130	82
	CHARTER COMM OPT LLC/CAP	3.500%	3/1/2042	375	260
	CHENIERE ENERGY INC	5.650%	4/15/2034	130	135
	CHENIERE ENERGY PARTNERS	5.550%	10/30/2035	115	118

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	CIGNA CORP	3.400%	3/1/2027	270	268
	CIGNA GROUP/THE	5.125%	5/15/2031	200	207
	CINCINNATI FINL CORP	6.920%	5/15/2028	50	53
	CITIGROUP INC	4.450%	9/29/2027	21	21
	CITIGROUP INC	VR	7/24/2028	290	288
	CITIGROUP INC	4.412%	3/31/2031	200	200
	CITIGROUP INC	5.449%	6/11/2035	350	362
	CITIGROUP INC	4.503%	9/11/2031	455	456
	CITIGROUP INC	5.174%	9/11/2036	275	278
	CITIGROUP INC	VR	1/25/2033	183	168
	CITIGROUP INC	4.542%	9/19/2030	328	331
	CLEVELAND ELECTRIC ILLUM	5.950%	12/15/2036	40	42
	CMS ENERGY CORP	2.950%	2/15/2027	39	38
	CNO GLOBAL FUNDING	5.875%	6/4/2027	500	511
	COCA-COLA FEMSA SAB CV	1.850%	9/1/2032	205	173
	CODELCO INC	6.440%	1/26/2036	200	217
	COLUMBIA PIPELINE HOLDCO	5.097%	10/1/2031	83	84
	COLUMBIA PIPELINES OPCO	5.927%	8/15/2030	350	370
	COLUMBIA PIPELINES OPCO	6.036%	11/15/2033	423	453
	COLUMBIA PIPELINES OPCO	5.439%	2/15/2035	385	393
	COLUMBIA PIPELINES OPCO	5.962%	2/15/2055	275	271
	COMCAST CORP	4.250%	1/15/2033	150	147
	COMCAST CORP	3.200%	7/15/2036	200	171
	COMCAST CORP	3.900%	3/1/2038	55	48
	COMCAST CORP	3.400%	4/1/2030	1,375	1,334
	COMCAST CORP	2.887%	11/1/2051	669	391
	COMCAST CORP	2.937%	11/1/2056	143	80
	COMCAST CORP	5.168%	1/15/2037	216	213
	COMMONSPIRIT HEALTH	2.782%	10/1/2030	545	507
	COMMONWEALTH EDISON CO	3.650%	6/15/2046	45	34
	COMMONWEALTH EDISON CO	3.750%	8/15/2047	70	54
	CONNECTICUT LT & PWR CO	4.950%	8/15/2034	428	432
	CONOCOPHILLIPS COMPANY	5.550%	3/15/2054	62	60
	CONOCOPHILLIPS COMPANY	5.500%	1/15/2055	320	306
	CONSTELLATION ENERGY	6.500%	10/1/2053	220	240
	CONSTELLATION ENERGY GEN LLC	5.800%	3/1/2033	45	48
	CONSTELLATION SOFTWARE	5.158%	2/16/2029	144	147

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	CONSTELLATION SOFTWARE INC	5.461%	2/16/2034	106	107
	CONSUMERS ENERGY CO	4.625%	5/15/2033	265	266
	COOPERATIEVE RABOBANK	4.990%	5/27/2031	250	256
	COOPERATIEVE RABOBANK UA	5.564%	2/28/2029	400	412
	COREBRIDGE FINANCIAL INC	3.650%	4/5/2027	145	144
	COREBRIDGE FINANCIAL INC	3.850%	4/5/2029	105	103
	CORPORATE OFFICE PROP LP	2.750%	4/15/2031	362	330
	CORPORATE OFFICE PROP LP	2.000%	1/15/2029	90	84
	COTERRA ENERGY INC	5.400%	2/15/2035	210	213
	CREDIT AGRICOLE SA	5.862%	1/9/2036	535	564
	CREDIT AGRICOLE SA	4.818%	9/25/2033	250	250
	CSL FINANCE PLC	3.850%	4/27/2027	215	215
	CSX CORP	6.000%	10/1/2036	175	190
	DANSKE BANK	5.705%	3/1/2030	400	416
	DANSKE BANK	4.613%	10/2/2030	200	202
	DANSKE BANK	5.019%	3/4/2031	245	250
	DELL INT LLC / EMC CORP	5.300%	4/1/2032	555	571
	DELL INT LLC/EMC CORP	5.250%	2/1/2028	146	149
	DELL INTL L L C / EMC CORP	6.020%	6/15/2026	17	17
	DELTA AIR LINES 2015-1AA	3.625%	7/30/2027	789	780
	DELTA AIR LINES 2020-AA	2.000%	6/10/2028	41	39
	DEUTSCHE BANK	6.720%	1/18/2029	239	250
	DEUTSCHE BANK	6.819%	11/20/2029	190	203
	DEUTSCHE BANK	7.146%	7/13/2027	245	249
	DEUTSCHE BANK	5.373%	1/10/2029	210	214
	DEUTSCHE BANK AG	5.414%	5/10/2029	150	156
	DEUTSCHE BANK AG	4.950%	8/31/2031	425	429
	DEUTSCHE BANK AG	4.469%	12/10/2031	150	149
	DEUTSCHE BANK NY	5.297%	5/9/2031	360	369
	DEVON ENERGY CORP	5.750%	9/15/2054	80	74
	DH EUROPE FINANCE II	3.250%	11/15/2039	80	66
	DOMINION ENERGY INC	3.375%	4/1/2030	210	203
	DOMINION RESOURCES INC	2.850%	8/15/2026	76	75
	DOWDUPONT INC	5.319%	11/15/2038	602	603
	DTE ELECT SECUR FND II	6.090%	9/1/2038	300	324
	DTE ELECTRIC CO	3.650%	3/1/2052	160	118
	DTE ELECTRIC CO	5.400%	4/1/2053	130	126

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	DTE ENERGY CO	5.850%	6/1/2034	412	439
	DUKE ENERGY CORP	2.650%	9/1/2026	43	43
	DUKE ENERGY CORP	6.100%	9/15/2053	250	259
	DUKE ENERGY CORP	5.700%	9/15/2055	180	175
	DUKE ENERGY FLA LLC	6.200%	11/15/2053	180	193
	DUKE ENERGY FLORIDA LLC	3.800%	7/15/2028	200	200
	DUKE ENERGY FLORIDA LLC	2.500%	12/1/2029	300	283
	DUKE ENERGY OHIO INC	4.300%	2/1/2049	60	49
	DUKE ENERGY PROGRESS INC	4.200%	8/15/2045	130	108
	DUKE ENERGY PROGRESS LLC	2.900%	8/15/2051	180	113
	EASTERN GAS TRAN	3.900%	11/15/2049	206	150
	EIDP INC	5.125%	5/15/2032	350	359
	EL PASO ENERGY CORP MED TERM NOTE	7.800%	8/1/2031	150	174
	ELECTRICITE DE FRANCE	5.950%	4/22/2034	200	213
	ELEMENT FLEET MANAGEMENT	6.319%	12/4/2028	530	559
	ELEMENT FLEET MANAGEMENT	5.643%	3/13/2027	149	152
	ELEVANCE HEALTH INC	4.750%	2/15/2033	143	143
	ELI LILLY & CO	5.000%	2/9/2054	270	252
	EMERA US FINANCE LP	3.550%	6/15/2026	70	70
	EMERA US FINANCE LP	4.750%	6/15/2046	150	128
	ENBRIDGE INC	5.700%	3/8/2033	180	190
	ENBRIDGE INC	5.625%	4/5/2034	245	256
	ENERGY TRANSFER LP	5.600%	9/1/2034	434	447
	ENERGY TRANSFER OPERATNG	6.250%	4/15/2049	209	207
	ENERGY TRANSFER PARTNERS	6.000%	6/15/2048	268	260
	ENI SPA	5.950%	5/15/2054	200	198
	ENTERGY LA LLC	5.800%	3/15/2055	225	226
	ENTERGY LOUISIANA LLC	3.050%	6/1/2031	57	53
	ENTERGY LOUISIANA LLC	2.400%	10/1/2026	59	58
	ENTERGY LOUISIANA LLC	3.120%	9/1/2027	40	40
	ENTERGY LOUISIANA LLC	2.900%	3/15/2051	140	88
	ENTERGY MISSISSIPPI INC	3.850%	6/1/2049	190	145
	ENTERPRISE PRODUCTS OPER	4.900%	5/15/2046	180	163
	ENTERPRISE PRODUCTS OPER	4.950%	2/15/2035	200	202
	EQUINIX EUROPE 2 FI COR LLC	4.600%	11/15/2030	390	391
	ESSEX PORTFOLIO LP	1.650%	1/15/2031	200	175
	EVERGY INC	2.900%	9/15/2029	125	119

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	EVERGY METRO	5.400%	4/1/2034	110	114
	EVERGY METRO INC	4.950%	4/15/2033	284	289
	EVERGY MISSOURI W STORM	5.104%	12/1/2040	266	272
	EXELON CORP	5.100%	6/15/2045	170	157
	EXELON GENERATION CO LLC	6.250%	10/1/2039	180	195
	EXTRA SPACE STORAGE	4.000%	6/15/2029	214	212
	EXXON MOBIL CORPORATION	2.995%	8/16/2039	400	320
	F&G ANNUITIES & LIFE INC	6.500%	6/4/2029	115	120
	FISERV INC	5.150%	8/12/2034	305	303
	FLORIDA POWER & LIGHT	5.000%	8/1/2034	1,970	2,015
	FLORIDA PWR & LT CO	5.300%	4/1/2053	140	134
	FORD FOUNDATION/THE	2.815%	6/1/2070	90	51
	FORTIS INC	3.055%	10/4/2026	106	105
	GA GLOBAL FUNDING TRUST	5.200%	12/9/2031	150	152
	GA GLOBAL FUNDING TRUST	5.500%	4/1/2032	254	260
	GALLAGHER ARTHUR J & CO	5.750%	7/15/2054	90	88
	GENPACT LUXEMBOURG SA	6.000%	6/4/2029	209	218
	GILEAD SCIENCES INC	2.600%	10/1/2040	379	280
	GLENCORE FUNDING LLC	5.634%	4/4/2034	190	199
	GLOBAL PAYMENTS INC	3.200%	8/15/2029	186	177
	GLOBAL PAYMENTS INC	2.900%	5/15/2030	67	62
	GLOBAL PAYMENTS INC	2.900%	11/15/2031	129	116
	GLOBAL PMTS INC	5.550%	11/15/2035	570	567
	GOLDMAN SACHS GROUP INC	6.484%	10/24/2029	250	265
	GOLDMAN SACHS GROUP INC	5.049%	7/23/2030	315	323
	GOLDMAN SACHS GROUP INC	5.330%	7/23/2035	665	683
	GOLDMAN SACHS GROUP INC	5.218%	4/23/2031	467	482
	GOLDMAN SACHS GROUP INC	4.939%	10/21/2036	400	397
	GOLDMAN SACHS GROUP INC	VR	1/27/2032	400	355
	GOLDMAN SACHS GROUP INC	VR	7/21/2032	290	260
	GOLDMAN SACHS GROUP INC	VR	10/21/2027	61	60
	GOLDMAN SACHS GROUP INC	VR	2/24/2028	234	230
	GOLDMAN SACHS GROUP INC	VR	2/24/2033	320	295
	GOLUB CAPITAL BDC	7.050%	12/5/2028	287	303
	GOODMAN US FINANCE SIX	5.125%	10/7/2034	100	100
	HACKENSACK MERIDIAN HLTH	2.675%	9/1/2041	445	323
	HACKENSACK MERIDIAN HLTH	2.875%	9/1/2050	250	161

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	HALLIBURTON CO	4.850%	11/15/2035	43	42
	HALLIBURTON COMPANY	6.700%	9/15/2038	50	55
	HANOVER INSURANCE GROUP	2.500%	9/1/2030	140	127
	HARRIS CORPORATION	4.854%	4/27/2035	40	40
	HARTFORD FINL SVCS GRP	4.300%	4/15/2043	90	77
	HCA INC	5.500%	6/15/2047	105	99
	HCA INC	5.125%	6/15/2039	175	169
	HCA INC	3.500%	7/15/2051	92	62
	HCA INC	3.625%	3/15/2032	90	85
	HCA INC	5.600%	4/1/2034	570	594
	HCA INC	6.100%	4/1/2064	130	129
	HCA INC	5.750%	3/1/2035	215	226
	HCA INC	4.900%	11/15/2035	160	158
	HCA INC.	5.950%	9/15/2054	100	99
	HEALTH CARE REIT INC	6.500%	3/15/2041	140	156
	HEALTH CARE SERVICE CORP	5.450%	6/15/2034	455	466
	HEALTHPEAK PROPERTIES	2.125%	12/1/2028	271	256
	HOME DEPOT INC	3.625%	4/15/2052	170	124
	HONEYWELL INTERNATIONAL	5.250%	3/1/2054	210	198
	HSBC HLDGS PLC	4.619%	11/6/2031	285	286
	HSBC HLDGS PLC	5.133%	11/6/2036	330	331
	HSBC HOLDINGS PLC	VR	8/18/2031	320	291
	HSBC HOLDINGS PLC	5.286%	11/19/2030	420	433
	HSBC HOLDINGS PLC	5.130%	3/3/2031	200	205
	HUNTINGTON BANCSHARES INC	5.272%	1/15/2031	150	154
	HYUNDAI CAPITAL AMERICA	5.300%	6/24/2029	430	443
	ING GROEP NV	3.950%	3/29/2027	200	200
	ING GROEP NV	6.114%	9/11/2034	242	261
	INTEL CORP	3.734%	12/8/2047	120	85
	INTEL CORP	3.250%	11/15/2049	100	64
	INTEL CORP	3.050%	8/12/2051	100	61
	INTERSTATE PWR & LT CO	4.950%	9/30/2034	100	100
	INTERSTATE PWR & LT CO	5.450%	9/30/2054	115	109
	INTUIT SR NT	5.500%	9/15/2053	70	69
	ITC HOLDINGS CORP	5.400%	6/1/2033	500	515
	JB HUNT TRANSPRT SVCS	4.900%	3/15/2030	371	379
	JBS USA HOLDING LUX	5.500%	1/15/2036	315	320

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	JBS USA HOLDING LUX	6.375%	4/15/2066	360	358
	JBS USA LUX	6.750%	3/15/2034	251	277
	JBS USA LUX SA	3.750%	12/1/2031	245	233
	JBS USA LUX SA	6.500%	12/1/2052	80	82
	JBS USA SARL/FOOD/GRP	5.950%	4/20/2035	90	95
	JERSEY CENTRAL PWR & LT	6.150%	6/1/2037	30	32
*	JPMORGAN CHASE & CO	VR	7/23/2029	600	602
*	JPMORGAN CHASE & CO	5.766%	4/22/2035	275	293
	KANSAS CITY POWER & LT	4.200%	3/15/2048	60	49
	KBC GROUP	6.324%	9/21/2034	350	382
	KBC GROUP	4.454%	9/23/2031	420	419
	KEYCORP	4.789%	6/1/2033	45	45
	KEYCORP FR	5.121%	4/4/2031	250	257
	KINDER MORGAN INC	5.850%	6/1/2035	81	86
	KINDER MORGAN INC/DELAWA	5.050%	2/15/2046	40	36
	KKR & CO INC	5.100%	8/7/2035	522	522
	KLA CORP	3.300%	3/1/2050	100	69
	KRAFT HEINZ FOODS CO	4.375%	6/1/2046	120	99
	KRAFT HEINZ FOODS CO	4.625%	10/1/2039	155	142
	KROGER CO	5.000%	9/15/2034	90	90
	KROGER CO	5.500%	9/15/2054	70	67
	L3HARRIS TECHNOLOGIES INC	5.400%	7/31/2033	203	211
	L3HARRIS TECHNOLOGIES INC	5.250%	6/1/2031	200	208
	LASMO USA INC DTD 11/12/97	7.300%	11/15/2027	70	74
	LEIDOS INC	5.750%	3/15/2033	110	117
	LLOYDS BANKING GROUP	5.679%	1/5/2035	215	226
	LLOYDS BANKING GROUP	5.462%	1/5/2028	200	203
	LLOYDS BANKING GROUP PLC	4.375%	3/22/2028	200	201
	LLOYDS BANKING GROUP PLC	4.425%	11/4/2031	621	619
	LLOYDS BANKING GROUP PLC	4.943%	11/4/2036	325	322
	LOUISVILLE GAS & ELEC	4.650%	11/15/2043	100	88
	LOWES COS INC	4.850%	10/15/2035	242	240
	LOWE'S COS INC	3.000%	10/15/2050	225	143
	LOWE'S COS INC	5.625%	4/15/2053	124	120
	LUBRIZOL CORP	6.500%	10/1/2034	193	218
	MACQUARIE AIRFINANCE HLDGS LTD	5.150%	3/17/2030	555	563
	MACQUARIE GROUP LIMITED	6.255%	12/7/2034	270	294

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	MARS INC	5.650%	5/1/2045	400	403
	MARSH & MCLENNAN COS INC	4.375%	3/15/2029	325	328
	MARVELL TECHNOLOGY INC	2.950%	4/15/2031	300	278
	MARVELL TECHNOLOGY INC	5.750%	2/15/2029	250	261
	MARVELL TECHNOLOGY INC	5.450%	7/15/2035	500	515
	MASCO CORP	6.500%	8/15/2032	110	120
	MASCO CORP	2.000%	10/1/2030	57	51
	MASS MUTUAL LIFE INS CO	5.672%	12/1/2052	154	149
	MCDONALD'S CORP	6.300%	10/15/2037	38	42
	MCDONALD'S CORP	4.700%	12/9/2035	101	100
	MCDONALD'S CORP	4.200%	4/1/2050	125	101
	MEAD JOHNSON NUTRITION C	4.600%	6/1/2044	35	31
	MEMORIAL HEALTH SERVICES	3.447%	11/1/2049	310	220
	MERCK & CO INC	4.000%	3/7/2049	160	128
	MERCK & CO INC	2.900%	12/10/2061	170	99
	MET LIFE GLOB FUNDING I	3.300%	3/21/2029	542	528
	META PLATFORMS INC	5.600%	5/15/2053	235	225
	META PLATFORMS INC	5.400%	8/15/2054	140	130
	META PLATFORMS INC	5.500%	11/15/2045	410	398
	META PLATFORMS INC	4.875%	11/15/2035	410	409
	META PLATFORMS INC	5.625%	11/15/2055	175	168
	MICROSOFT CORP	3.041%	3/17/2062	46	29
	MID-AMERICA APARTMENTS	1.700%	2/15/2031	160	140
	MIDAMERICAN ENERGY	5.850%	9/15/2054	110	113
	MIDMICHIGAN HEALTH	3.409%	6/1/2050	90	62
	MITSUBISHI UFJ FIN GROUP	5.422%	2/22/2029	420	432
	MITSUBISHI UFJ FINANCIAL	5.159%	4/24/2031	200	206
	MITSUBISHI UFJ FINANCIAL GROUP	5.188%	9/12/2036	200	203
	MIZUHO FINANCIAL GROUP	5.739%	5/27/2031	280	295
	MIZUHO FINANCIAL GROUP INC	4.711%	7/8/2031	310	314
	MIZUHO FINANCIAL GROUP INC	5.323%	7/8/2036	535	550
	MOLSON COORS BREWING CO	4.200%	7/15/2046	139	112
	MOODY'S CORPORATION	3.250%	5/20/2050	210	143
*	MORGAN STANLEY	4.431%	1/23/2030	137	138
*	MORGAN STANLEY	VR	4/1/2031	200	194
*	MORGAN STANLEY	VR	2/13/2032	470	413
*	MORGAN STANLEY	VR	4/22/2039	135	127

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
*	MORGAN STANLEY	VR	1/21/2028	211	208
*	MORGAN STANLEY	5.164%	4/20/2029	340	348
*	MORGAN STANLEY	5.250%	4/21/2034	580	597
*	MORGAN STANLEY	5.424%	7/21/2034	60	62
*	MORGAN STANLEY	5.042%	7/19/2030	150	154
*	MORGAN STANLEY	5.320%	7/19/2035	407	419
*	MORGAN STANLEY BANK	5.449%	7/20/2029	85	88
*	MORGAN STANLEY BK	5.466%	1/18/2035	159	165
*	MORGAN STANLEY SR	5.656%	4/18/2030	280	292
*	MORGAN STANLEY SR	4.356%	10/22/2031	475	473
*	MORGAN STANLEY SR	4.892%	10/22/2036	215	213
	MPLX LP	5.500%	6/1/2034	370	377
	MPLX LP SR GLBL	5.400%	4/1/2035	75	75
	NASDAQ INC	5.550%	2/15/2034	74	78
	NATIONAL RETAIL PROP INC	3.600%	12/15/2026	62	62
	NATIONAL SECS CLEARING	5.000%	5/30/2028	284	291
	NATIONWIDE BLDG SOC GLOBAL	5.537%	7/14/2036	415	429
	NATL BANK OF CANADA	5.600%	12/18/2028	285	297
	NATL BANK OF CANADA	4.500%	10/10/2029	450	455
	NATWEST GROUP PLC	5.115%	5/23/2031	285	293
	NATWEST MKTS PLC	5.410%	5/17/2029	485	503
	NEVADA POWER CO	6.000%	3/15/2054	110	113
	NEXTERA ENERGY CAP HLDGS INC	5.550%	3/15/2054	420	406
	NIAGARA MOHAWK POWER	5.996%	7/3/2055	90	91
	NIAGARA MOHAWK POWER	5.664%	1/17/2054	400	387
	NISOURCE INC	5.200%	7/1/2029	200	206
	NNN REIT INC	5.600%	10/15/2033	150	157
	NNN REIT INC	5.500%	6/15/2034	130	135
	NNN REIT INC	4.600%	2/15/2031	286	288
	NOMURA HOLDINGS INC	2.679%	7/16/2030	200	185
	NORFOLK SOUTHERN CORP	4.837%	10/1/2041	235	222
	NORFOLK SOUTHERN CORP	3.942%	11/1/2047	151	119
	NORINCHUKIN BANK LTD	5.359%	9/9/2035	500	507
	NORTHEASTERN UNIVERSITY	2.894%	10/1/2050	400	267
	NORTHERN STATE PWR- MINN	6.200%	7/1/2037	50	55
	NORTHERN STATES PWR-MINN	5.100%	5/15/2053	190	176
	NORTHERN STS PWR CO	4.500%	6/1/2052	217	184

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	NORTHERN TRUST CORP	VR	5/8/2032	38	37
	NORTHROP GRUMMAN CORP	5.250%	5/1/2050	260	245
	NRG ENERGY INC	5.407%	10/15/2035	360	360
	NTT FINANCE CORP	5.171%	7/16/2032	340	349
	NUTRIEN LTD	4.125%	3/15/2035	100	92
	NVENT FINANCE SARL	4.550%	4/15/2028	98	99
	NXP BV / NXP FDG LLC	3.250%	5/11/2041	425	322
	NXP BV / NXP FDG LLC	2.500%	5/11/2031	178	161
	NXP BV/NXP FDG LLC	3.150%	5/1/2027	350	346
	OGE ENERGY CORP	5.450%	5/15/2029	70	72
	OHIO POWER COMPANY	2.900%	10/1/2051	240	148
	ONCOR ELECTRIC DELIVERY	3.100%	9/15/2049	215	143
	ONEOK INC	4.750%	10/15/2031	215	216
	OPT DEFENSE PROPERTIES LP	4.500%	10/15/2030	300	299
	ORACLE CORP	3.850%	7/15/2036	267	223
	ORACLE CORP	4.000%	7/15/2046	120	83
	ORACLE CORP	3.600%	4/1/2050	565	352
	ORACLE CORP	3.950%	3/25/2051	174	114
	ORACLE CORP	4.900%	2/6/2033	220	212
	ORACLE CORP SR	4.800%	9/26/2032	215	208
	ORACLE CORP SR	5.875%	9/26/2045	155	140
	PACIFIC GAS & ELECTRIC	4.450%	4/15/2042	200	165
	PACIFIC GAS & ELECTRIC	3.750%	8/15/2042	50	38
	PACIFIC GAS & ELECTRIC	4.300%	3/15/2045	85	67
	PACIFIC GAS & ELECTRIC	2.950%	3/1/2026	105	105
	PACIFIC GAS & ELECTRIC	6.750%	1/15/2053	10	11
	PACIFIC GAS & ELECTRIC	6.400%	6/15/2033	205	221
	PACIFIC GAS & ELECTRIC	5.800%	5/15/2034	351	365
	PACIFIC GAS & ELECTRIC	5.900%	10/1/2054	30	29
	PACIFIC GAS & ELECTRIC	6.000%	8/15/2035	650	682
	PECO ENERGY CO	2.800%	6/15/2050	100	63
	PENSKE TRUCK LEASING CO	5.700%	2/1/2028	276	284
	PEPPERDINE UNIV	3.301%	12/1/2059	150	95
	PFIZER INVT ENTERPRISES	5.300%	5/19/2053	360	341
	PG&E RECOVERY FDG	5.231%	6/1/2042	200	202
	PG&E RECOVERY FDG LLC	5.529%	6/1/2051	240	240
	PG&E RECOVERY FND LLC	5.536%	7/15/2047	180	180

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	PG&E WILDFIRE RECOVERY	4.263%	6/1/2038	125	122
	PG&E WILDFIRE RECOVERY	5.212%	12/1/2049	80	77
	PG&E WILDFIRE RECOVERY	5.099%	6/1/2054	150	140
	PHYSICIANS REALTY LP	2.625%	11/1/2031	140	126
	PIEDMONT HEALTHCARE INC	2.864%	1/1/2052	245	155
	PIONEER NATURAL RESOURCE	1.900%	8/15/2030	230	208
	PLAINS ALL AMERN PIPELINE	5.950%	6/15/2035	245	255
	PNC FINANCIAL SERVICES	5.068%	1/24/2034	253	259
	PNC FINANCIAL SERVICES	5.939%	8/18/2034	255	274
	PNC FINANCIAL SERVICES	5.401%	7/23/2035	256	265
	PNC FINANCIAL SERVICES	4.812%	10/21/2032	200	204
	PNC FINANCIAL SERVICES	5.373%	7/21/2036	330	339
	PPL ELECTRIC UTILITIES	5.250%	5/15/2053	160	153
	PRECISION CASTPARTS CORP	3.900%	1/15/2043	250	208
	PRECISION CASTPARTS CORP	4.375%	6/15/2045	80	70
*	PRINCIPAL FINANCIAL GROUP INC	4.111%	2/15/2028	149	149
*	PRINCIPAL FINANCIAL GRP	3.700%	5/15/2029	105	103
*	PRINCIPAL LIFE GLOBAL FDG II	5.100%	1/25/2029	150	154
	PROGRESS ENERGY INC	7.000%	10/30/2031	50	56
	PROLOGIS LP	2.875%	11/15/2029	90	86
	PSI ENERGY INC	6.120%	10/15/2035	50	54
	PUBLIC SERVICE COLORADO	3.550%	6/15/2046	27	20
	PUBLIC SVC CO	5.200%	1/15/2035	55	56
	PUGET ENERGY INC	5.725%	3/15/2035	105	108
	QUANTA SERVICES INC	2.350%	1/15/2032	200	176
	QUANTA SERVICES INC	5.100%	8/9/2035	250	251
	QUEST DIAGNOSTICS INC	6.400%	11/30/2033	150	166
	REGENCY CENTERS LP	4.125%	3/15/2028	200	200
	REGENERON PHARMACEUTICAL	1.750%	9/15/2030	290	259
	RELX CAPITAL INC	5.250%	3/27/2035	471	486
	RIO TINTO FIN USA PLC	5.000%	3/14/2032	467	482
	ROPER TECHNOLOGIES INC	4.900%	10/15/2034	130	130
	ROYAL BANK OF CANADA	4.650%	10/18/2030	320	324
	ROYAL BK SCOTLND GRP PLC	VR	5/8/2030	235	236
	ROYAL BK SCOTLND GRP PLC	VR	1/27/2030	400	409
	RTX CORPORATION	4.350%	4/15/2047	17	14
	RTX CORPORATION	2.375%	3/15/2032	273	243

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	RTX CORPORATION	5.150%	2/27/2033	154	159
	RYDER SYSTEM INC	1.750%	9/1/2026	271	267
	SAFEHOLD OPERATING PARTN	2.800%	6/15/2031	81	74
	SAN DIEGO G & E	6.125%	9/15/2037	80	87
	SAN DIEGO G & E	2.950%	8/15/2051	195	124
	SANTANDER HOLDINGS USA	6.174%	1/9/2030	265	276
	SANTANDER UK GROUP	5.694%	4/15/2031	485	506
	SANTANDER UK GROUP HLDGS	VR	6/14/2027	270	267
	SANTANDER UK GROUP HOLDINGS	6.534%	1/10/2029	350	366
	SANTANDER UK GROUP HOLDINGS	4.858%	9/11/2030	230	233
	SCE RECOVERY FUNDING LLC	4.697%	6/15/2040	158	157
	SCE RECOVERY FUNDING LLC	5.341%	3/15/2045	190	190
	SHELL FINANCE US INC	5.500%	3/25/2040	165	169
	SIGECO SECURITIZATION I LLC	5.026%	11/15/2038	150	154
	SKANDINAVISKA ENSKILDA	5.375%	3/5/2029	325	336
	SKANDINAVISKA ENSKILDA BANKEN	4.500%	9/3/2030	225	226
	SOCIETE GENERALE	6.691%	1/10/2034	200	218
	SOCIETE GENERALE	5.512%	5/22/2031	341	351
	SOCIETE GENERALE FR	6.100%	4/13/2033	710	750
	SOLVENTUM CORP	5.600%	3/23/2034	275	286
	SOUTHERN CAL EDISON	4.050%	3/15/2042	150	119
	SOUTHERN CAL EDISON	3.650%	3/1/2028	100	99
	SOUTHERN CAL EDISON	4.125%	3/1/2048	140	106
	SOUTHERN CAL EDISON	5.700%	3/1/2053	80	74
	SOUTHERN CAL EDISON	5.875%	12/1/2053	201	192
	SOUTHERN CAL EDISON	5.900%	3/1/2055	130	126
	SOUTHERN CALIF EDISON CO	5.550%	1/15/2036	100	100
	SOUTHERN CALIF EDISON CO	5.450%	6/1/2031	340	352
	SOUTHERN CO	5.200%	6/15/2033	277	285
	SOUTHERN CO GAS CAP	5.750%	9/15/2033	170	180
	SOUTHERN CO GAS CAP	4.950%	9/15/2034	390	391
	SOUTHERN CO GAS CAPITAL	3.950%	10/1/2046	26	20
	SOUTHERN CO GAS CAPITAL	3.150%	9/30/2051	165	107
	SOUTHERN POWER CO	5.150%	9/15/2041	70	67
	SOUTHWEST GAS CORP	3.800%	9/29/2046	49	37
	SOUTHWESTERN PUBLIC SERV	4.500%	8/15/2041	30	27
	STANDARD CHARTERED PLC	5.688%	5/14/2028	235	240

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	STARBUCKS CORP	4.900%	2/15/2031	160	165
	STATE STR CORP	4.784%	10/23/2036	150	149
	STEEL DYNAMICS INC	1.650%	10/15/2027	101	97
	SUMITOMO MITSUI FIN	5.710%	1/13/2030	385	406
	SUMITOMO MITSUI FIN GRP INC	5.240%	4/15/2030	400	415
	SYNOPSYS INC	5.700%	4/1/2055	240	238
	T MOBILE USA INC	5.150%	4/15/2034	296	303
	T MOBILE USA INC	5.500%	1/15/2055	94	89
	T MOBILE USA INC	5.875%	11/15/2055	20	20
	TAKEDA PHARMACEUTICAL	3.025%	7/9/2040	315	241
	TAKEDA PHARMACEUTICAL	3.175%	7/9/2050	500	333
	TAMPA ELECTRIC CO	4.450%	6/15/2049	225	188
	TEXAS HEALTH RESOURCES	2.328%	11/15/2050	200	114
	THE CIGNA GROUP	5.250%	1/15/2036	465	473
	TIME WARNER CABLE INC	5.875%	11/15/2040	250	231
	TIME WARNER CABLE INC	5.500%	9/1/2041	200	176
	T-MOBILE USA INC	3.375%	4/15/2029	350	341
	TOLEDO EDISON COMPANY	6.150%	5/15/2037	50	54
	TORONTO DOMINION BANK	5.298%	1/30/2032	235	245
	TOTAL CAPITAL INTL SA	2.986%	6/29/2041	780	590
	TRANE TECH FIN LTD	5.250%	3/3/2033	130	135
	TRITON CONTAINER/TAL INT	3.250%	3/15/2032	329	299
	TRUIST FINANCIAL CORP	5.122%	1/26/2034	130	132
	TRUIST FINANCIAL CORP	6.047%	6/8/2027	150	151
	TRUIST FINANCIAL CORP	5.711%	1/24/2035	335	352
	TRUIST FINANCIAL CORP	5.071%	5/20/2031	230	236
	TRUIST FINANCIAL GROUP	7.161%	10/30/2029	155	167
	TRUIST FINL CORP	4.964%	10/23/2036	335	331
	TUCSON ELECTRIC POWER CO	4.850%	12/1/2048	125	110
	TYSON FOODS INC	5.700%	3/15/2034	160	169
	UBER TECHNOLOGIES INC	4.800%	9/15/2034	120	120
	UBS GROUP AG	4.398%	9/23/2031	200	199
	UBS GROUP AG	5.010%	3/23/2037	360	357
	UBS GROUP AG	4.844%	11/6/2033	852	853
	UDR INC	2.950%	9/1/2026	32	32
	UDR INC	2.100%	8/1/2032	250	214
	UNION ELEC CO	5.450%	3/15/2053	170	164

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	UNITED AIR 2016-1 AA PTT	3.100%	7/7/2028	116	113
	UNITED AIR 2016-1 B PTT	3.650%	1/7/2026	29	29
	UNITED AIR 2016-2 A PTT	3.100%	10/7/2028	211	201
	UNITED AIR 2018-1 A PTT	3.700%	3/1/2030	290	276
	UNITED AIR 2018-1 AA PTT	3.500%	3/1/2030	85	82
	UNITED AIR 2018-1 B PTT	4.600%	3/1/2026	70	70
	UNITED AIR 2019-1 A PTT	4.550%	8/25/2031	191	185
	UNITED AIR 2019-1 AA PTT	4.150%	8/25/2031	178	174
	UNITED AIR 2020-1 A PTT	5.875%	10/15/2027	146	150
	UNITED TECHNOLOGIES CORP	3.750%	11/1/2046	580	449
	UNITEDHEALTH GROUP INC	3.250%	5/15/2051	200	135
	UNITEDHEALTH GROUP INC	5.875%	2/15/2053	105	106
	UNIV OF SOUTHERN CALIFOR	3.226%	10/1/2120	200	115
	US BANCORP	5.384%	1/23/2030	175	181
	US BANCORP	5.678%	1/23/2035	275	290
	US BANCORP	5.083%	5/15/2031	205	211
	VENTAS REALTY LP	3.250%	10/15/2026	25	25
	VERISK ANALYTICS INC	3.625%	5/15/2050	141	102
	VERIZON COMMUNICATIONS	3.550%	3/22/2051	200	142
	VERIZON COMMUNICATIONS INC	5.050%	5/9/2033	360	369
	VIRGINIA ELEC & POWER CO	3.800%	9/15/2047	50	38
	VIRGINIA ELEC & POWER CO	5.700%	8/15/2053	300	295
	VISTRA OPERATIONS CO LLC	6.000%	4/15/2034	159	167
	VMWARE INC	1.400%	8/15/2026	380	374
	VOYA GLOBAL FUNDING	4.600%	11/24/2030	414	416
	WELLS FARGO & CO	5.605%	4/23/2036	1,219	1,278
	WELLS FARGO & COMPANY	4.300%	7/22/2027	148	149
	WELLS FARGO & COMPANY	4.897%	7/25/2033	201	204
	WELLS FARGO & COMPANY	5.389%	4/24/2034	243	253
	WELLS FARGO & COMPANY	5.557%	7/25/2034	220	231
	WELLS FARGO & COMPANY	5.198%	1/23/2030	325	335
	WELLS FARGO & COMPANY	5.211%	12/3/2035	745	761
	WESTPAC NEW ZEALAND LTD	4.902%	2/15/2028	390	397
	WILLIAMS COMPANIES INC	5.650%	3/15/2033	140	147
	WILLIAMS COMPANIES INC	5.600%	3/15/2035	165	172
	WILLIAMS COS INC	6.000%	3/15/2055	45	46
	WORKDAY INC	3.500%	4/1/2027	225	224

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	WP CAREY INC	2.450%	2/1/2032	180	159
	WW GRAINGER INC	4.600%	6/15/2045	91	82
	YALE-NEW HAVEN HLTH SRVC	2.496%	7/1/2050	210	123
	Total Corporate Debt Instruments				$145,940

	Common Stocks
	AAR CORP			48	3,944
	ABERCROMBIE & FITCH CO CL A			58	7,360
	ACADEMY SPORTS & OUTDOORS INC			59	2,944
	ACV AUCTIONS INC			144	1,156
	ADOBE INC			25	8,659
	ADVANCED DRAINAGE SYSTEMS INC			46	6,746
	AERCAP HOLDINGS NV			75	10,830
	AIR PRODS & CHEMS INC COM			86	21,336
	ALAMO GROUP INC COM			11	1,885
	ALLSTATE CORP			25	5,227
	ALPHABET INC CL A			62	19,531
	ALPHABET INC CL C			134	42,098
	ALTRIA GROUP INC			234	13,516
	AMDOCS LIMITED COM			56	4,470
*	AMERICAN EXPRESS CO			3,575	1,322,666
	AMERICAN TOWER CORP			71	12,552
	AMICUS THERAPEUTICS INC			258	3,669
	AMKOR TECHNOLOGIES INC COM			64	2,507
	AMPHENOL CORP CL A			104	14,119
	ANNALY CAPITAL MANAGEMENT INC			275	6,159
	ANTERO RESOURCES CORP			62	2,144
	APPFOLIO INC			13	3,113
	APPLE INC			128	34,892
	ARAMARK			63	2,332
	ARCHER DANIELS MIDLAND CO			137	7,863
	ASSURED GUARANTY LTD USD 1.0			20	1,773
	AT & T INC			616	15,294
	AVANTOR INC			152	1,740
	AVISTA CORP			104	3,999
	AXALTA COATING SYSTEMS LTD.			125	4,024

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	BANC OF CALIFORNIA INC			139	2,676
	BANK OF AMERICA CORP			292	16,055
	BANK OZK			50	2,306
	BATH & BODY WORKS INC			64	1,285
	BELDEN INC			11	1,287
	BELLRING BRANDS INC			63	1,689
	BENTLEY SYSTEMS INC			60	2,303
*	BERKSHIRE HATHAWAY INC.			46	23,110
	BIOMARIN PHARMACEUTICAL INC			91	5,386
	BIO-TECHNE CORP			48	2,845
	BJ'S WHOLESALE CLUB HOLDINGS, INC.			40	3,567
	BLACKLINE INC			40	2,185
*	BLACKROCK INC			25	27,209
	BLUE BIRD CORP			58	2,709
	BOISE CASCADE CO			33	2,454
	BP PLC - ADR			140	4,857
	BRADY CORPORATION			32	2,470
	BREAD FINANCIAL HOLDINGS INC			42	3,112
	BRIGHT HORIZONS FAMILY SOLUTIO			26	2,615
	BRINKS CO			25	2,874
	BRIXMOR PROPERTY GROUP INC			76	1,992
	BWX TECHNOLOGIES INC			34	5,927
	CAMECO CORP COM			44	3,985
	CANADIAN NAT RES LTD			218	7,373
	CARETRUST REIT INC			70	2,539
	CARLYLE GROUP INC/THE			64	3,803
	CARPENTER TECHNOLOGY CORP			9	2,777
	CASELLA WASTE SYS INC CL A			24	2,395
	CAVA GROUP INC			30	1,748
	CELANESE CORP			133	5,605
	CENTURY COMMUNITIES INC			23	1,358
	CHEESECAKE FACTORY INC COM			59	2,994
	CHEMED CORP NEW			7	3,128
	CHESAPEAKE UTILS CORP			14	1,780
	CHEVRON CORP			136	20,713
	CHORD ENERGY CORPORATION			55	5,077
	CHUBB LIMITED			39	12,080

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	CHURCHILL DOWNS INC			33	3,787
	CIENA CORP USD 0.01			25	5,746
	CINCINNATI FINANCIAL CORP			90	14,741
	CISCO SYSTEMS INC			264	20,371
	CITIGROUP INC.			211	24,628
	CLEAN HARBORS INC			10	2,255
	CLEARWATER ANALYTICS HLDGS INC			108	2,602
	CNH INDUSTRIAL NV			477	4,399
	COHERENT CORP			35	6,483
	COMCAST CORP CLASS A			406	12,130
	CONAGRA BRANDS INC			252	4,368
	CONOCOPHILLIPS			63	5,879
	COOPER COMPANIES INC			24	1,995
	COPT DEFENSE PROPERTIES			117	3,246
	CORNING INC			410	35,906
	CRANE NXT CO			36	1,703
	CROWN CASTLE INC			105	9,291
	CROWN HLDGS INC			29	3,031
	CULLEN FROST BANKERS INC COM			40	5,091
	CUMMINS INC.			44	22,629
	CURTISS WRIGHT CORP COM			6	3,254
	CVS HEALTH CORPORATION			215	17,074
	DANAHER CORP			138	31,631
	DELTA AIR LINES INC			134	9,285
	DEVON ENERGY CORPORATION			79	2,887
	DIAGEO PLC - ADR			67	5,798
	DIAMONDROCK HOSPITALITY CO			226	2,028
	DICKS SPORTING GOODS INC			11	2,227
	DOLLAR GENERAL CORP			174	23,086
	DOMINION ENERGY INC			385	22,556
	DOMINOS PIZZA INC			7	3,072
	DONALDSON CO INC			37	3,279
	DOXIMITY INC			101	4,462
	DYNATRACE INC			66	2,846
	EAGLE MATLS INC			31	6,463
	ECOLAB INC			66	17,427
	EDISON INTL COM			124	7,415

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	ELEMENT SOLUTIONS INC			76	1,902
	ENCOMPASS HEALTH CORP			20	2,110
	EPLUS INC			24	2,107
	EQUIFAX INC			52	11,258
	ESTEE LAUDER COMPANIES INC			53	5,527
	EVERCORE INC			19	6,461
	EVEREST GROUP LTD			12	4,069
	EVERSOURCE ENERGY COM			99	6,690
	EXLSERVICE HOLDINGS INC			60	2,548
	F5 INC			12	2,982
	FASTENAL CO			398	15,968
	FEDERAL REALTY INVESTMENT TRUS			37	3,718
	FEDEX CORPORATION			26	7,385
	FIDELIS INSURANCE HOLDINGS LTD			115	2,257
	FIRST BANCORP			109	2,257
	FIRST HORIZON CORP			151	3,616
	FIRSTENERGY CORP COM			111	4,961
	FIRSTSERVICE CORPORTION			10	1,501
	FORTUNE BRANDS INNOVATIONS INC			34	1,704
	FRESHPET INC			34	2,067
	FULLER H B CO			25	1,481
	GARTNER INC			31	7,864
	GENEDX HOLDINGS CORP CL A			15	1,923
	GENERAL MOTORS CO			87	7,100
	GENMAB A/S			106	3,273
	GLACIER BANCORP INC MONTANA			90	3,971
	GLAUKOS CORP			23	2,612
	GLOBAL PMTS INC W/I			193	14,932
	GLOBUS MEDICAL, INC.			57	4,948
	GOODYEAR TIRE & RUBR CO			217	1,900
	GSK PLC SPONSORED			144	7,075
	GUIDEWIRE SOFTWARE INC			10	2,042
	GULFPORT ENERGY CORP			10	1,979
	HA SUSTAINABLE INFRASTRUCTRE CAP INC			74	2,328
	HAEMONETICS CORP MASS			33	2,630
	HALOZYME THERAPEUTICS INC			32	2,152
	HANCOCK WHITNEY CORPORATION			34	2,157

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	HCP, INC.			313	5,037
	HEALTHEQUITY INC			32	2,905
	HOST HOTELS & RESORTS, INC.			374	6,635
	HOWARD HUGHES HOLDINGS INC			51	4,076
	HUBBELL INCORPORATED			7	2,953
	HUMANA INC			23	5,794
	HURON CONSULTING GROUP INC			11	1,825
	ICF INTERNATIONAL INC			23	1,953
	ICON PLC			49	8,949
	ICU MED INC COM			17	2,463
	IDACORP INC			55	6,972
	INDEPENDENCE REALTY TRUST INC			125	2,187
	INGRAM MICRO HOLDING CORP			95	2,032
	INSMED INC			35	6,039
	INSPIRE MEDICAL SYSTEMS INC			22	2,044
	INSULET CORP			4	1,165
	INTEGER HOLDINGS CORP			38	3,004
	INTERCONTINENTAL EXCHANGE, INC			48	7,768
	INTERPARFUMS INC			41	3,470
	INTUIT COM			21	13,937
	JOHNSON & JOHNSON			147	30,491
	KILROY REALTY CORP COM			47	1,742
	KIMBERLY CLARK CORP COM			70	7,016
	KIRBY CORP			23	2,482
	KNIGHT-SWIFT TRANSPORTATION HOLDINGS			30	1,580
	KNOWLES CORP			8	161
	KRATOS DEFENSE & SECURITY SOLUTIONS			39	2,989
	KROGER CO			254	15,888
	KRYSTAL BIOTECH INC			6	1,462
	LANDBRIDGE CO LLC CL A			20	960
	LATTICE SEMICONDUCTOR CORP			87	6,407
	LINCOLN ELECTRIC HOLDINGS COM			13	3,104
	LINDE PLC			33	14,042
	LITHIA MOTORS INC CL A COM			12	3,938
	LITTELFUSE INC COM			12	2,962
	LOUISIANA PAC CORP			18	1,427
	LOWES COS INC			84	20,358

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	LXP INDUSTRIAL TRUST			20	1,007
	M & T BANK CORPORATION COM			46	9,353
	MADRIGAL PHARMACEUTICALS INC			8	4,554
	MAGNA INTL INC CL A			90	4,804
	MANHATTAN ASSOCIATES, INC COM			19	3,245
	MAPLEBEAR INC			47	2,109
	MAREX GROUP PLC			76	2,898
	MARSH & MCLENNAN COS INC			64	11,829
	MASTERCARD INC			49	27,822
	MAXIMUS INC COM			15	1,324
	MEDTRONIC, PLC			73	7,038
	MERCURY GEN CORP NEW			32	3,001
	MICROSOFT CORP			108	52,076
	MIDDLEBY CORP			45	6,818
	MODINE MFG CO			37	4,887
	MOOG INC CL A			8	1,961
	MSA SAFETY INCORPORATED			25	3,942
	MUELLER INDS INC			41	4,750
	NATIONAL FUEL GAS CO N J			49	3,948
	NATIONAL VISION HOLDINGS INC			74	1,914
	NEWMARK GROUP INC			144	2,505
	NEXTPOWER INC CL A			29	2,512
	NINTENDO CO., LTD. - ADR			1,231	20,747
	NORFOLK SOUTHERN CORP			107	30,996
	NORTHROP GRUMMAN CORP			31	17,487
	NOVANTA, INC.			15	1,796
	NRG ENERGY INC			29	4,559
	NVENT ELECTRIC PLC			32	3,292
	O-I GLASS INC			205	3,020
	ON SEMICONDUCTOR CORP			156	8,466
	ONE GAS INC			23	1,780
	ONTO INNOVATION INC			46	7,181
	OXFORD INDS INC			36	1,227
	PACKAGING CORP OF AMERICA			19	3,970
	PAN AMERICAN SILVER CORP			39	2,031
	PARSONS CORP			44	2,735
	PATRICK INDUSTRIES INC			15	1,673

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	PAYCHEX INC			117	13,116
	PAYPAL HOLDINGS INC			93	5,404
	PEGASYSTEMS INC			49	2,897
	PENUMBRA INC			10	3,040
	PERMIAN RESOURCES CORP CL A			289	4,056
	PFIZER INC			187	4,645
	PHILIP MORRIS INTERNATIONAL IN			167	26,779
	PHILLIPS EDISON & CO INC			48	1,708
	PIPER SANDLER COS			10	3,399
	PLANET FITNESS INC			34	3,636
	POOL CORPORATION			11	2,522
	POST HOLDINGS INC			19	1,838
	POTLATCHDELTIC CORPORATION			123	4,888
	PRIMO BRANDS CORPORATION CL A			233	3,803
	PROGRESSIVE CORP OHIO			96	21,798
	PURE STORAGE INC			84	5,642
	Q2 HOLDINGS INC			50	3,625
	RAMBUS INC DEL COM			32	2,958
	REGAL REXNORD CORP			57	7,931
	REGENCY CENTERS CORP			25	1,696
	REINSURANCE GROUP AMERICA CLASS A			8	1,641
	RELIANCE INC			8	2,250
	RENAISSANCERE HOLDINGS COM			11	3,025
	REXFORD INDUSTRIAL REALTY INC			108	4,168
	ROYAL DUTCH SHELL PLC ADR			97	7,122
	ROYAL GOLD INC			14	3,035
	ROYALTY PHARMA PLC			129	4,985
	RYDER SYS INC			14	2,732
	S&P GLOBAL INC			40	20,980
	SABRA HEALTH CARE REIT, INC.			128	2,424
	SALESFORCE INC			40	10,567
	SANOFI-AVENTIS			144	6,972
	SCHEIN HENRY INC			26	1,988
*	SCHWAB CHARLES CORP NEW			253	25,264
	SEACOAST BANKING CORPORATION OF			75	2,343
	SEMPRA ENERGY			104	9,189
	SENSATA TECHNOLOGIES HOLDING PLC			68	2,259

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	SENSIENT TECHNOLOGIES CORP			50	4,683
	SHARKNINJA INC			26	2,914
	SILGAN HLDGS INC COM			30	1,220
	SIMPLY GOOD FOODS CO/THE			35	708
	SLB LIMITED			117	4,472
	SMURFIT WESTROCK PLC			181	6,987
	SOUTHSTATE BANK CORP			53	4,973
	STARBUCKS CORP COM			168	14,177
	STEVEN MADDEN LTD			60	2,514
	STIFEL FINANCIAL CORP			24	2,985
	SYNOVUS FINANCIAL CORP			45	2,239
	TALEN ENERGY CORP			13	5,051
	TE CONNECTIVITY PLC			102	23,139
	TELEFLEX INC			20	2,398
	TERADYNE INC			19	3,758
	TEREX CORP NEW			64	3,419
	TEXAS INSTRUMENTS INC			119	20,694
	TEXAS ROADHOUSE, INC COMMON STOCK			18	2,959
	THE BALDWIN INSURANCE GRP INC CL A			123	2,950
	THE MARZETTI COMPANY			12	2,043
	THERMO FISHER SCIENTIFIC INC			64	37,171
	TIMKEN CO			54	4,544
	TJX COMPANIES INC			122	18,679
	TPG INC			41	2,597
	TRANSUNION			23	1,976
	TREX COMPANY INC			72	2,512
	TRI POINTE GROUP, INC.			15	484
	TRIMAS CORP			56	2,001
	TWIST BIOSCIENCE CORP			103	3,278
	TYSON FOODS INC CL A DEL			65	3,792
	UNITED THERAPEUTICS CORP DEL			7	3,487
	UNITEDHEALTH GROUP INC			52	17,004
	US FOODS HOLDING CORP			73	5,493
	VAIL RESORTS INC COM			16	2,188
	VERISIGN INC COM			60	14,548
	VERISK ANALYTICS INC			90	20,178
	VERRA MOBILITY CORP			298	6,677

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	VIATRIS INC			451	5,613
	VIPER ENERGY INC CL A			47	1,820
	VISA INC-CLASS A SHRS			110	38,581
	VISTEON CORP/NEW			17	1,605
	VONTIER CORP			153	5,701
	WALT DISNEY CO			46	5,180
	WARNER MUSIC GROUP CORP			100	3,052
	WAYSTAR HOLDING CORP			95	3,110
	WEBSTER FINL CORP WATERBURY CONN			34	2,146
	WELLS FARGO & CO			69	6,459
	WESCO INTL INC			12	2,832
	WESTERN ALLIANCE BANCORPORATION			24	2,042
	WESTLAKE CORP			22	1,626
	WHIRLPOOL CORP			45	3,277
*	WILLIS TOWERS WATSON PUB LTDCO			26	8,431
	WILLSCOT HOLDINGS CORP CL A			75	1,414
	WINTRUST FINL CORP			28	3,948
	WISDOMTREE INC			179	2,187
	WIX COM LTD			13	1,335
	WYNDHAM HOTELS & RESORTS INC			21	1,568
	XCEL ENERGY INC			106	7,816
	XPO INC			25	3,341
	XYLEM INC/NY			96	13,115
	ZOETIS INC			140	17,651
	Total Common Stocks				$3,427,888

	U.S. Government and Agency Obligations
	FED HOME LN MTG CORP POOL #841090	6.466%	10/1/2046	132	137
	FED HOME LN MTG CORP POOL #G60722	3.000%	10/1/2046	249	227
	FED HOME LN MTG CORP POOL #G61748	3.500%	11/1/2048	483	456
	FED HOME LN MTG CORP POOL #J36413	3.000%	2/1/2032	450	440
	FED HOME LN MTG CORP POOL #Q42018	3.500%	7/1/2046	150	142
	FED HOME LN MTG CORP POOL #QD0878	2.500%	11/1/2051	1,066	921
	FED HOME LN MTG CORP POOL #RA6808	3.000%	2/1/2052	1,760	1,570
	FED HOME LN MTG CORP POOL #SB0378	3.500%	4/1/2034	275	272
	FED HOME LN MTG CORP POOL #SD0397	2.500%	7/1/2050	996	862

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	FED HOME LN MTG CORP POOL #SD8037	2.500%	1/1/2050	928	794
	FED HOME LN MTG CORP POOL #SD8182	2.000%	12/1/2051	602	488
	FED HOME LN MTG CORP POOL #ZA5297	4.000%	3/1/2048	164	158
	FED HOME LN MTG CORP POOL #ZM6956	4.500%	6/1/2048	534	531
	FED HOME LN MTG CORP POOL #ZS4735	3.500%	9/1/2047	249	233
	FED HOME LOAN MTGE CORP POOL #QA7633	3.000%	3/1/2050	489	438
	FED HOME LOAN MTGE CORP POOL #QA9122	2.500%	5/1/2050	576	496
	FED HOME LOAN MTGE CORP POOL #QC3244	3.000%	6/1/2051	677	604
	FED HOME LOAN MTGE CORP POOL #QF5465	5.000%	12/1/2052	635	635
	FED HOME LOAN MTGE CORP POOL #QN1779	2.500%	3/1/2035	152	146
	FED HOME LOAN MTGE CORP POOL #RA5276	2.500%	5/1/2051	658	564
	FED HOME LOAN MTGE CORP POOL #RA7506	4.500%	7/1/2052	1,345	1,318
	FED HOME LOAN MTGE CORP POOL #RA7937	5.000%	9/1/2052	533	535
	FED HOME LOAN MTGE CORP POOL #SB0307	2.500%	2/1/2035	201	191
	FED HOME LOAN MTGE CORP POOL #SD0291	5.000%	3/1/2050	307	311
	FED HOME LOAN MTGE CORP POOL #SD0728	2.500%	10/1/2051	942	810
	FED HOME LOAN MTGE CORP POOL #SD0780	2.500%	12/1/2051	716	617
	FED HOME LOAN MTGE CORP POOL #SD0809	3.000%	1/1/2052	1,437	1,275
	FED HOME LOAN MTGE CORP POOL #SD0907	3.000%	2/1/2052	1,404	1,245
	FED HOME LOAN MTGE CORP POOL #SD1100	2.500%	5/1/2052	215	185
	FED HOME LOAN MTGE CORP POOL #SD1217	2.000%	3/1/2052	335	275
	FED HOME LOAN MTGE CORP POOL #SD1658	2.500%	4/1/2052	1,574	1,340
	FED HOME LOAN MTGE CORP POOL #SD2000	4.500%	11/1/2052	472	464
	FED HOME LOAN MTGE CORP POOL #SD3567	4.500%	5/1/2053	1,535	1,515
	FED HOME LOAN MTGE CORP POOL #SD3952	2.500%	3/1/2052	1,734	1,492
	FED HOME LOAN MTGE CORP POOL #SD4432	2.500%	2/1/2052	867	743
	FED HOME LOAN MTGE CORP POOL #SD5779	3.500%	2/1/2048	330	311
	FED HOME LOAN MTGE CORP POOL #SD7552	2.500%	1/1/2052	507	437
	FED HOME LOAN MTGE CORP POOL #SD7565	5.500%	9/1/2053	637	655
	FED HOME LOAN MTGE CORP POOL #SD7568	5.500%	2/1/2054	321	331
	FED HOME LOAN MTGE CORP POOL #SD8184	3.000%	12/1/2051	472	421
	FED HOME LOAN MTGE CORP POOL #SD8194	2.500%	2/1/2052	4,193	3,566
	FED HOME LOAN MTGE CORP POOL #SD8205	2.500%	4/1/2052	2,827	2,403
	FED HOME LOAN MTGE CORP POOL #SD8219	2.500%	6/1/2052	3,672	3,122
	FED HOME LOAN MTGE CORP POOL #SD8235	3.000%	8/1/2052	2,751	2,438
	FED HOME LOAN MTGE CORP POOL #SD8255	3.500%	10/1/2052	4,305	3,990
	FED HOME LOAN MTGE CORP POOL #SD8265	4.000%	11/1/2052	1,735	1,655

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	FED HOME LOAN MTGE CORP POOL #SL1355	2.500%	1/1/2052	695	596
	FED HOME LOAN MTGE CORP POOL #WA1626	3.450%	8/1/2032	967	919
	FED HOME LOAN MTGE CORP POOL #WN3233	3.190%	7/1/2033	1,490	1,386
	FED HOME LOAN MTGE CORP POOL #ZA6116	4.500%	1/1/2049	424	423
	FED NATL MTG ASSN POOL #AM8856	2.920%	6/1/2030	4,118	3,942
	FED NATL MTG ASSN POOL #AN5935	3.130%	7/1/2027	849	840
	FED NATL MTG ASSN POOL #AN6850	3.220%	9/1/2032	996	925
	FED NATL MTG ASSN POOL #AS5469	4.000%	7/1/2045	680	658
	FED NATL MTG ASSN POOL #AS8984	4.500%	3/1/2047	206	204
	FED NATL MTG ASSN POOL #BF0219	3.500%	9/1/2057	1,235	1,133
	FED NATL MTG ASSN POOL #BK8753	4.500%	6/1/2049	190	188
	FED NATL MTG ASSN POOL #BL0907	3.880%	12/1/2028	1,350	1,341
	FED NATL MTG ASSN POOL #BL3217	3.330%	7/1/2034	1,446	1,345
	FED NATL MTG ASSN POOL #BL4333	2.520%	11/1/2029	1,358	1,287
	FED NATL MTG ASSN POOL #BL4791	2.710%	11/1/2029	950	907
	FED NATL MTG ASSN POOL #BM3375	4.000%	1/1/2048	354	343
	FED NATL MTG ASSN POOL #BM6347	6.568%	2/1/2041	155	163
	FED NATL MTG ASSN POOL #BR0999	2.500%	5/1/2051	2,321	1,963
	FED NATL MTG ASSN POOL #BU0992	3.000%	11/1/2051	962	860
	FED NATL MTG ASSN POOL #BU0993	3.000%	11/1/2051	910	820
	FED NATL MTG ASSN POOL #CB1878	3.000%	10/1/2051	595	534
	FED NATL MTG ASSN POOL #CB2094	3.000%	11/1/2051	1,398	1,248
	FED NATL MTG ASSN POOL #FM1000	3.000%	4/1/2047	70	63
	FED NATL MTG ASSN POOL #FM1218	3.500%	7/1/2034	69	68
	FED NATL MTG ASSN POOL #FM2096	3.500%	11/1/2049	1,323	1,236
	FED NATL MTG ASSN POOL #FM5819	4.000%	2/1/2048	291	280
	FED NATL MTG ASSN POOL #FM8599	3.500%	1/1/2035	217	214
	FED NATL MTG ASSN POOL #FM9427	4.000%	7/1/2049	456	441
	FED NATL MTG ASSN POOL #FM9461	3.500%	11/1/2051	327	305
	FED NATL MTG ASSN POOL #FM9728	2.500%	11/1/2051	314	271
	FED NATL MTG ASSN POOL #MA3305	3.500%	3/1/2048	400	376
	FEDL NATL MTGE ASSN POOL #AL7395	5.545%	3/1/2038	839	872
	FEDL NATL MTGE ASSN POOL #AM6760	3.570%	10/1/2029	585	577
	FEDL NATL MTGE ASSN POOL #BF0301	4.500%	8/1/2058	784	765
	FEDL NATL MTGE ASSN POOL #BF0537	3.000%	3/1/2061	870	761
	FEDL NATL MTGE ASSN POOL #BF0655	3.500%	6/1/2062	1,006	914
	FEDL NATL MTGE ASSN POOL #BF0669	4.000%	6/1/2052	770	742

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	FEDL NATL MTGE ASSN POOL #BF0695	3.500%	12/1/2062	1,272	1,166
	FEDL NATL MTGE ASSN POOL #BK7697	4.500%	10/1/2048	233	232
	FEDL NATL MTGE ASSN POOL #BL2313	3.360%	5/1/2034	442	413
	FEDL NATL MTGE ASSN POOL #BL9455	1.400%	12/1/2030	1,750	1,538
	FEDL NATL MTGE ASSN POOL #BM3499	4.000%	12/1/2047	1,128	1,090
	FEDL NATL MTGE ASSN POOL #BM5172	4.500%	8/1/2047	594	594
	FEDL NATL MTGE ASSN POOL #BM6492	1.508%	11/1/2032	1,392	1,171
	FEDL NATL MTGE ASSN POOL #BM6531	4.000%	6/1/2057	972	924
	FEDL NATL MTGE ASSN POOL #BM6734	4.000%	8/1/2059	724	687
	FEDL NATL MTGE ASSN POOL #BM7037	1.755%	3/1/2032	895	780
	FEDL NATL MTGE ASSN POOL #BM7075	3.000%	3/1/2061	887	776
	FEDL NATL MTGE ASSN POOL #BS2933	1.820%	9/1/2033	1,130	939
	FEDL NATL MTGE ASSN POOL #BS3634	1.770%	11/1/2031	1,000	871
	FEDL NATL MTGE ASSN POOL #BS4030	1.960%	1/1/2032	1,179	1,041
	FEDL NATL MTGE ASSN POOL #BS4375	2.110%	1/1/2032	983	877
	FEDL NATL MTGE ASSN POOL #BS4525	1.940%	1/1/2032	1,000	876
	FEDL NATL MTGE ASSN POOL #BS4563	2.010%	1/1/2032	1,000	883
	FEDL NATL MTGE ASSN POOL #BS4650	2.020%	1/1/2032	1,500	1,330
	FEDL NATL MTGE ASSN POOL #BS4654	2.390%	3/1/2032	834	750
	FEDL NATL MTGE ASSN POOL #BS4793	2.440%	2/1/2034	1,100	952
	FEDL NATL MTGE ASSN POOL #BS6258	3.700%	8/1/2032	365	350
	FEDL NATL MTGE ASSN POOL #BS6339	3.800%	9/1/2032	673	651
	FEDL NATL MTGE ASSN POOL #BS6518	3.520%	9/1/2032	680	648
	FEDL NATL MTGE ASSN POOL #BS6742	3.585%	11/1/2029	1,292	1,273
	FEDL NATL MTGE ASSN POOL #BS7415	4.840%	1/1/2033	1,500	1,533
	FEDL NATL MTGE ASSN POOL #BS7661	5.020%	12/1/2030	1,279	1,322
	FEDL NATL MTGE ASSN POOL #BS7966	5.010%	8/1/2033	967	996
	FEDL NATL MTGE ASSN POOL #BS8252	4.360%	4/1/2030	874	883
	FEDL NATL MTGE ASSN POOL #BT2033	2.500%	2/1/2052	933	791
	FEDL NATL MTGE ASSN POOL #BU1436	2.500%	1/1/2052	159	136
	FEDL NATL MTGE ASSN POOL #BV5578	3.000%	5/1/2052	2,058	1,825
	FEDL NATL MTGE ASSN POOL #BW6309	5.000%	8/1/2052	242	242
	FEDL NATL MTGE ASSN POOL #BW9918	5.000%	10/1/2052	220	222
	FEDL NATL MTGE ASSN POOL #BX0426	5.500%	11/1/2052	449	459
	FEDL NATL MTGE ASSN POOL #BY4714	5.000%	6/1/2053	1,396	1,396
	FEDL NATL MTGE ASSN POOL #BZ0217	5.220%	8/1/2035	1,475	1,536
	FEDL NATL MTGE ASSN POOL #BZ1818	4.420%	9/1/2031	1,000	1,008

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	FEDL NATL MTGE ASSN POOL #BZ2413	4.575%	6/1/2034	500	504
	FEDL NATL MTGE ASSN POOL #CA5702	2.500%	5/1/2050	632	545
	FEDL NATL MTGE ASSN POOL #CA5969	2.500%	6/1/2050	217	187
	FEDL NATL MTGE ASSN POOL #CA6412	2.500%	7/1/2050	471	403
	FEDL NATL MTGE ASSN POOL #CA6635	2.500%	8/1/2050	289	250
	FEDL NATL MTGE ASSN POOL #CA6989	2.500%	9/1/2050	1,024	884
	FEDL NATL MTGE ASSN POOL #CA7028	2.500%	9/1/2050	541	468
	FEDL NATL MTGE ASSN POOL #CA7743	2.500%	11/1/2050	1,216	1,030
	FEDL NATL MTGE ASSN POOL #CB1874	3.000%	10/1/2051	1,096	974
	FEDL NATL MTGE ASSN POOL #CB1908	2.500%	10/1/2051	737	632
	FEDL NATL MTGE ASSN POOL #CB2066	3.000%	11/1/2051	865	768
	FEDL NATL MTGE ASSN POOL #CB2097	3.000%	11/1/2051	2,741	2,432
	FEDL NATL MTGE ASSN POOL #CB2857	2.500%	2/1/2052	225	194
	FEDL NATL MTGE ASSN POOL #CB3175	3.500%	3/1/2052	854	796
	FEDL NATL MTGE ASSN POOL #CB3265	3.000%	4/1/2052	1,374	1,217
	FEDL NATL MTGE ASSN POOL #CB3369	3.500%	4/1/2052	1,541	1,429
	FEDL NATL MTGE ASSN POOL #CB3378	4.000%	4/1/2052	813	776
	FEDL NATL MTGE ASSN POOL #CB3494	3.000%	5/1/2052	1,487	1,327
	FEDL NATL MTGE ASSN POOL #CB3629	4.000%	5/1/2052	1,430	1,365
	FEDL NATL MTGE ASSN POOL #CB4352	5.000%	8/1/2052	332	336
	FEDL NATL MTGE ASSN POOL #CB4354	5.000%	8/1/2052	728	736
	FEDL NATL MTGE ASSN POOL #CB4765	5.000%	9/1/2052	387	389
	FEDL NATL MTGE ASSN POOL #CB5281	5.000%	11/1/2052	1,384	1,388
	FEDL NATL MTGE ASSN POOL #CB5666	4.000%	2/1/2053	913	871
	FEDL NATL MTGE ASSN POOL #CB6030	4.500%	4/1/2053	536	525
	FEDL NATL MTGE ASSN POOL #CB6899	5.000%	8/1/2053	240	244
	FEDL NATL MTGE ASSN POOL #FA2603	2.500%	3/1/2052	589	507
	FEDL NATL MTGE ASSN POOL #FA3215	1.500%	6/1/2052	1,595	1,231
	FEDL NATL MTGE ASSN POOL #FM3041	5.500%	8/1/2049	121	126
	FEDL NATL MTGE ASSN POOL #FM7957	2.500%	7/1/2051	810	697
	FEDL NATL MTGE ASSN POOL #FM8216	4.000%	11/1/2048	223	215
	FEDL NATL MTGE ASSN POOL #FM8361	2.500%	8/1/2051	1,216	1,036
	FEDL NATL MTGE ASSN POOL #FM8603	4.000%	9/1/2049	137	132
	FEDL NATL MTGE ASSN POOL #FS0795	3.000%	1/1/2042	717	668
	FEDL NATL MTGE ASSN POOL #FS0882	2.500%	3/1/2052	1,101	948
	FEDL NATL MTGE ASSN POOL #FS1507	3.000%	2/1/2052	3,673	3,251
	FEDL NATL MTGE ASSN POOL #FS1590	2.500%	4/1/2052	274	235

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	FEDL NATL MTGE ASSN POOL #FS1938	2.500%	2/1/2052	313	269
	FEDL NATL MTGE ASSN POOL #FS2707	3.500%	4/1/2052	1,198	1,117
	FEDL NATL MTGE ASSN POOL #FS3907	4.500%	1/1/2053	307	304
	FEDL NATL MTGE ASSN POOL #FS4050	4.000%	3/1/2038	218	219
	FEDL NATL MTGE ASSN POOL #FS4069	4.000%	5/1/2035	221	221
	FEDL NATL MTGE ASSN POOL #FS4223	4.500%	5/1/2047	222	223
	FEDL NATL MTGE ASSN POOL #FS5155	5.000%	7/1/2053	498	505
	FEDL NATL MTGE ASSN POOL #FS5384	2.500%	6/1/2051	1,255	1,083
	FEDL NATL MTGE ASSN POOL #FS5625	5.000%	8/1/2053	321	325
	FEDL NATL MTGE ASSN POOL #FS5986	2.500%	2/1/2052	1,159	997
	FEDL NATL MTGE ASSN POOL #FS6323	3.500%	5/1/2052	1,205	1,122
	FEDL NATL MTGE ASSN POOL #FS6514	2.500%	9/1/2051	834	720
	FEDL NATL MTGE ASSN POOL #FS6854	1.500%	4/1/2052	2,233	1,724
	FEDL NATL MTGE ASSN POOL #FS6890	1.500%	4/1/2052	5,858	4,530
	FEDL NATL MTGE ASSN POOL #FS7594	2.500%	9/1/2052	1,487	1,262
	FEDL NATL MTGE ASSN POOL #FS7749	3.000%	2/1/2052	1,128	1,008
	FEDL NATL MTGE ASSN POOL #FS7980	4.500%	12/1/2050	378	374
	FEDL NATL MTGE ASSN POOL #MA2868	2.500%	1/1/2032	137	133
	FEDL NATL MTGE ASSN POOL #MA4306	2.500%	4/1/2051	641	547
	FEDL NATL MTGE ASSN POOL #MA4468	3.500%	11/1/2051	379	353
	FEDL NATL MTGE ASSN POOL #MA4623	2.500%	6/1/2052	2,684	2,283
	FEDL NATL MTGE ASSN POOL #MA4782	3.500%	10/1/2052	5,276	4,890
	FEDL NATL MTGE ASSN POOL #MA4783	4.000%	10/1/2052	1,655	1,577
	FEDL NATL MTGE ASSN POOL #MA4807	5.500%	11/1/2052	343	351
	GOVT NATL MTG ASSN II POOL #784044	4.990%	11/20/2037	544	549
	GOVT NATL MTG ASSN II POOL #784045	4.500%	7/20/2045	330	326
	GOVT NATL MTG ASSN II POOL #784602	4.000%	5/20/2038	563	554
	GOVT NATL MTG ASSN II POOL #BA7567	4.500%	5/20/2048	136	132
	GOVT NATL MTG ASSN II POOL #BI0416	4.500%	11/20/2048	185	182
	GOVT NATL MTG ASSN II POOL #BJ1318	5.000%	5/20/2049	412	421
	GOVT NATL MTG ASSN II POOL #BK7169	5.000%	12/20/2048	136	138
	GOVT NATL MTG ASSN II POOL #BL7729	5.000%	5/20/2049	357	367
	GOVT NATL MTG ASSN II POOL #BM9692	4.500%	7/20/2049	305	298
	GOVT NATL MTG ASSN II POOL #CA0265	2.987%	12/20/2070	1,194	1,088
	GOVT NATL MTG ASSN II POOL #MA7534	2.500%	8/20/2051	2,894	2,498
	GOVT NATL MTG ASSN II POOL #MA7589	2.500%	9/20/2051	1,163	1,004
	GOVT NATL MTG ASSN II POOL #MA7649	2.500%	10/20/2051	744	642

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	GOVT NATL MTGE ASSN II POOL #MA7257	3.500%	3/20/2051	845	779
	GOVT NATL MTGE ASSN II POOL #MA7880	2.000%	2/20/2052	587	486
	GOVT NATL MTGE ASSN II POOL #MA8044	3.500%	5/20/2052	456	420
	GOVT NATL MTGE ASSN II POOL #MA8147	2.500%	7/20/2052	557	481
	GOVT NATL MTGE ASSN II POOL #MA8200	4.000%	8/20/2052	444	422
	GOVT NATL MTGE ASSN II POOL #MA8486	3.000%	12/20/2052	1,157	1,042
	GOVT NATL MTGE ASSN II POOL #MA8801	5.500%	4/20/2053	427	433
	GOVT NATL MTGE ASSN II POOL #MA8943	3.000%	6/20/2053	741	667
	GOVT NATL MTGE ASSN II POOL #MA9011	2.500%	7/20/2053	1,501	1,297
	GOVT NATL MTGE ASSN II POOL #MA9240	5.000%	10/20/2053	495	497
	GOVT NATL MTGE ASSN II POOL #MA9301	3.500%	11/20/2053	630	581
	GOVT NATL MTGE ASSN II POOL #MA9663	3.000%	4/20/2054	1,264	1,142
	GOVT NATL MTGE ASSN II POOL #MB0618	3.000%	9/20/2055	1,357	1,221
	RFCSP STRIP PRINCIPAL ZERO CPN		1/15/2030	500	428
	TENN VAL AUTH CPN STRIP ZERO CPN		3/15/2032	300	233
	TENN VALLEY AUTH	4.625%	9/15/2060	70	62
	TENN VALLEY AUTH	4.250%	9/15/2065	124	102
	TVA PRIN STRIP ZERO CPN		6/15/2035	500	325
	UNITED STATES TREASURY BONDS	2.250%	2/15/2052	16,525	10,026
	UNITED STATES TREASURY BONDS	3.000%	8/15/2052	1,240	888
	UNITED STATES TREASURY BONDS	3.375%	8/15/2042	1,701	1,437
	UNITED STATES TREASURY BONDS	3.625%	5/15/2053	571	462
	UNITED STATES TREASURY BONDS	3.875%	5/15/2043	1,363	1,223
	UNITED STATES TREASURY BONDS	4.375%	8/15/2043	2,849	2,721
	UNITED STATES TREASURY BONDS	4.250%	2/15/2054	970	877
	UNITED STATES TREASURY BONDS	4.500%	2/15/2044	887	858
	UNITED STATES TREASURY BONDS	4.625%	5/15/2044	369	362
	UNITED STATES TREASURY BONDS	4.250%	8/15/2054	1,339	1,211
	UNITED STATES TREASURY BONDS	4.625%	11/15/2044	1,263	1,238
	UNITED STATES TREASURY BONDS	4.625%	2/15/2055	1,203	1,159
	UNITED STATES TREASURY BONDS	4.750%	5/15/2055	160	157
	UNITED STATES TREASURY BONDS	5.000%	5/15/2045	2,000	2,053
	UNITED STATES TREASURY BONDS	4.750%	8/15/2055	223	219
	UNITED STATES TREASURY BONDS	4.875%	8/15/2045	881	890
	UNITED STATES TREASURY BONDS	4.250%	11/15/2034	21,270	21,494
	UNITED STATES TREASURY BONDS	4.625%	2/15/2035	10,130	10,515
	UNITED STATES TREASURY NOTES	4.125%	11/15/2032	15,685	15,865

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	UNITED STATES TREASURY NOTES	3.500%	2/15/2033	9,240	8,980
	UNITED STATES TREASURY NOTES	4.000%	6/30/2028	5,060	5,119
	UNITED STATES TREASURY NOTES	4.500%	11/15/2033	2,520	2,602
	UNITED STATES TREASURY NOTES	4.000%	2/15/2034	11,040	11,006
	UNITED STATES TREASURY NOTES	3.875%	8/15/2034	11,270	11,097
	UNITED STATES TREASURY NOTES	4.500%	12/31/2031	330	341
	UNITED STATES TREASURY NOTES	4.250%	5/15/2035	1,262	1,272
	UNITED STATES TREASURY NOTES	4.000%	5/31/2030	3,886	3,935
	UNITED STATES TREASURY NOTES	3.625%	8/31/2030	2,889	2,879
	UNITED STATES TREASURY NOTES	3.500%	10/15/2028	3,965	3,961
	UNITED STATES TREASURY NOTES	3.500%	12/15/2028	394	394
	US TREAS SEC STRIPPED		11/15/2032	1,000	757
	US TREAS SEC STRIPPED		5/15/2033	900	665
	US TREAS SEC STRIPPED ZERO CPN		11/15/2033	900	649
	US TREASURY BOND	4.375%	2/15/2038	445	449
	US TREASURY BOND	3.500%	2/15/2039	8,520	7,763
	US TREASURY BOND	4.375%	5/15/2041	3,160	3,079
	US TREASURY BOND	3.750%	8/15/2041	10,360	9,337
	US TREASURY BOND	3.125%	11/15/2041	1,500	1,240
	US TREASURY BOND	3.000%	5/15/2042	470	378
	US TREASURY BOND	2.750%	8/15/2042	910	702
	US TREASURY BOND	2.750%	11/15/2042	2,022	1,554
	US TREASURY BOND	3.125%	2/15/2043	1,840	1,488
	US TREASURY BOND	3.625%	8/15/2043	5,167	4,460
	US TREASURY BOND	3.750%	11/15/2043	470	412
	US TREASURY BOND	3.625%	2/15/2044	1,000	858
	US TREASURY BOND	3.375%	5/15/2044	3,779	3,119
	US TREASURY BOND	3.000%	11/15/2044	119	92
	US TREASURY BOND	2.500%	2/15/2045	6,055	4,288
	US TREASURY BOND	3.000%	11/15/2045	240	183
	US TREASURY BOND	2.500%	5/15/2046	6,655	4,616
	US TREASURY BOND	2.250%	8/15/2046	3,854	2,536
	US TREASURY BOND	3.000%	2/15/2047	74	56
	US TREASURY BOND	3.000%	2/15/2048	80	60
	US TREASURY BOND	3.000%	8/15/2048	4,770	3,532
	US TREASURY BOND	2.375%	11/15/2049	185	119
	US TREASURY BOND	2.000%	2/15/2050	95	56

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	US TREASURY BOND	1.250%	5/15/2050	1,962	939
	US TREASURY BOND	1.125%	5/15/2040	200	127
	US TREASURY BOND	1.625%	11/15/2050	390	205
	US TREASURY BOND	1.875%	2/15/2051	1,839	1,028
	US TREASURY BOND	2.000%	8/15/2051	513	294
	US TREASURY BOND ZERO CPN		11/15/2040	220	107
	US TREASURY BOND ZERO CPN		2/15/2041	139	67
	US TREASURY BOND/NOTE STRIPPED ZERO		5/15/2032	300	232
	US TREASURY INFLATION INDEX BOND	0.125%	1/15/2030	497	472
	US TREASURY NOTE	1.500%	2/15/2030	16,185	14,866
	US TREASURY NOTE	0.875%	11/15/2030	6,925	6,054
	US TREASURY NOTE	1.125%	2/15/2031	3,415	3,007
	US TREASURY NOTE	1.625%	5/15/2031	2,400	2,150
	US TREASURY NOTE	1.250%	8/15/2031	5,285	4,604
	US TREASURY NOTE	1.375%	11/15/2031	562	489
	US TREASURY NOTE	1.875%	2/15/2032	35,040	31,250
	US TREASURY SEC STRIPPED		2/15/2031	475	390
	Total U.S. Government and Agency Obligations				$423,470

	Common/Collective Trusts
	ALLSPRING DISCOVERY SMID CAP GROWTH			9,478	152,528
*	BLACKROCK INSTL TR CO N A INVT FDS			3,510	136,712
*	BLACKROCK INSTL TR CO N A INVT FDS			4,393	55,420
	CAPITAL GROUP EUROPACIFIC GROWTH			32,789	549,215
*	COLUMBIA TRUST GOV MONEY MKT FUND ZERO			18,083	18,083
*	FIAM CORE PLUS COMMINGLED POOL			6,290	155,556
*	FIDELITY BLUE CHIP GROWTH COMMINGLED			11,390	681,350
	LOOMIS SAYLES CORE PLUS FULL			5,758	155,632
*	MORGAN STANLEY INV MGMT			8,562	468,363
*	VANGUARD INSTITUTIONAL 500 INDEX			11,434	1,590,711
*	VANGUARD INSTITUTIONAL EXTENDED			3,719	477,624
*	VANGUARD INSTITUTIONAL TOTAL BOND			1,112	122,573
*	VANGUARD INSTITUTIONAL TOTAL INTL			1,633	229,851
	Total Common/Collective Trusts				$4,793,618

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	Mutual Funds
	DFA EMERGING MARKETS VALUE FUND			2,623	97,620
	RBC EMERGING MARKETS EQUITY FUND			6,582	112,889
*	VANGUARD SMALL CAP VIPER			6	1,575
	Total Mutual Funds				$212,084

	Self-Directed Brokerage Accounts
	CASH EQUIVALENTS				60,940
*	COMMON STOCK				6,862
	MUTUAL FUNDS				197,846
	UNIT INVESTMENT TRUSTS				120
	Total Self-Directed Brokerage Accounts				$265,767

	Other Investments
	Asset-Backed Securities
	20 TSQ GROUNDCO LLC	3.100%	5/15/2035	1,400	1,271
	AMERICAN CREDIT ACCEPTANCE REC	6.990%	9/12/2030	586	590
	AMERICAN TOWER TRUST	5.490%	3/15/2028	218	222
	AMERICREDIT AUTOMOBILE RECEIVA	5.380%	6/18/2029	1,170	1,190
	AMERICREDIT AUTOMOBILE RECEIVA	6.000%	7/18/2029	660	677
	AMERICREDIT AUTOMOBILE RECEIVA	5.320%	4/18/2028	285	287
	AMSR TRUST	3.950%	6/17/2040	1,000	991
	AMSR TRUST	4.290%	7/17/2041	376	374
	AMSR TRUST	1.953%	6/17/2038	395	375
	AMSR TRUST	2.153%	6/17/2038	545	516
	AMSR TRUST	4.150%	11/17/2041	1,360	1,342
	AMSR TRUST	1.527%	8/17/2026	1,385	1,361
	AMUR EQUIP FIN RECEIVABLES	6.090%	12/20/2029	336	339
	ANCHOR MORTGAGE TRUST	5.718%	5/25/2040	280	281
	APIDOS CLO LTD	5.298%	7/25/2037	259	260
	AQUA FINANCE TRUST	5.560%	12/19/2050	407	414
	AQUA FINANCE TRUST	1.540%	7/17/2046	351	323
	AQUA FINANCE TRUST	2.400%	7/17/2046	1,695	1,582
	BANK	5.623%	3/15/2058	283	299
	BANK	3.254%	7/15/2060	236	234
	BANK	2.470%	9/15/2064	570	510
	BANK5	6.656%	6/15/2028	365	384

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	BARCLAYS COMMERCIAL MORTGAGE SECURIT	3.319%	5/15/2052	448	437
	BARCLAYS COMMERCIAL MORTGAGE SECURIT	5.146%	11/15/2058	500	514
	BENCHMARK MORTGAGE TRUST	5.812%	5/17/2055	360	372
	BENCHMARK MORTGAGE TRUST	5.805%	5/15/2030	411	433
	BLP COMMERCIAL MORTGAGE TRUST	4.950%	3/15/2042	459	457
	BRIDGECREST LENDING AUTO SEC	5.640%	11/15/2030	985	1,002
	BRIDGECREST LENDING AUTO SEC	5.620%	3/17/2031	525	533
	BRIDGECREST LENDING AUTO SECUR	6.070%	2/15/2030	1,490	1,517
	BRIDGECREST LENDING AUTO SECUR	5.700%	7/16/2029	1,251	1,268
	BX TRUST	5.192%	2/15/2039	437	437
	BX TRUST	5.242%	7/15/2029	342	342
	BX TRUST	5.193%	3/15/2030	320	320
	BX TRUST	5.512%	12/9/2040	275	275
	BXP TRUST	3.379%	6/13/2039	1,000	982
	CARVANA AUTO RECEIVABLES TRUST	5.820%	9/10/2030	1,210	1,235
	CASCADE MH ASSET TRUST	1.753%	2/25/2046	611	557
	CF HIPPOLYTA ISSUER LLC	1.530%	3/15/2061	990	799
	CHASE MORTGAGE FINANCE	5.500%	9/25/2056	487	489
	CHASE MORTGAGE FINANCE CORPORA	5.500%	9/25/2055	314	315
	CIFC FUNDING LTD	5.484%	1/20/2037	468	469
	CITIGROUP MORTGAGE LOAN TRUST	5.500%	6/25/2055	240	242
	COLONY AMERICAN FINANCE LTD	1.358%	8/15/2053	11	11
	COMPASS DATACENTERS ISSUER III	5.286%	7/25/2050	290	292
	COREVEST AMERICAN FINANCE LTD	5.684%	5/28/2040	180	181
	COREVEST AMERICAN FINANCE LTD	4.744%	6/15/2055	607	609
	CREDIT ACCEPT AUTO LOAN TRUST	5.680%	3/15/2034	910	918
	CREDIT ACCEPTANCE AUTO LOAN TR	7.020%	5/16/2033	1,000	1,008
	CREDIT ACCEPTANCE AUTO LOAN TR	5.380%	3/17/2036	1,000	1,016
	CREDIT ACCEPTANCE AUTO LOAN TR	5.710%	7/16/2035	875	888
	CREDIT ACCEPTANCE AUTO LOAN TR	6.700%	10/16/2034	1,200	1,242
	CREDIT ACCEPTANCE AUTO LOAN TRUST	6.390%	8/15/2033	479	481
	CREDIT ACCEPTANCE AUTO LOAN TRUST	5.700%	10/15/2032	300	300
	DB MASTER FINANCE LLC	2.045%	11/20/2051	217	213
	DB MASTER FINANCE LLC	2.493%	11/20/2051	502	475
	DBWF 2015-LCM MTG TR	1.000%	6/10/2034	22	21
	DOMINOS PIZZA MASTER ISSUER LL	2.662%	4/25/2051	204	194
	DRIVE AUTO RECEIVABLES TRUST	4.670%	5/17/2032	235	236

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	DT AUTO OWNER TRUST	6.070%	3/15/2028	196	196
	ELMWOOD CLO 23 LTD	5.244%	4/16/2036	447	448
	EXETER AUTOMOBILE RECEIVABLES	5.410%	5/15/2030	480	485
	EXETER AUTOMOBILE RECEIVABLES	5.750%	7/17/2028	185	186
	EXETER AUTOMOBILE RECEIVABLES	6.580%	4/17/2028	177	177
	FANNIEMAE-ACES	2.980%	8/25/2029	605	585
	FANNIEMAE-ACES	VR	12/25/2026	102	101
	FANNIEMAE-ACES	VR	6/25/2027	412	407
	FANNIEMAE-ACES	1.200%	10/25/2030	197	190
	FED HOME LN MTG CORP	7.000%	12/15/2036	35	37
	FED HOME LN MTG CORP	3.500%	6/15/2026	1	1
	FED HOME LN MTG CORP	VR	2/15/2043	98	96
	FED HOME LN MTG CORP	3.500%	3/15/2035	1,517	1,489
	FED HOME LN MTG CORP	3.350%	9/25/2028	125	124
	FED HOME LN MTG CORP	VR	9/15/2036	15	15
	FED HOME LN MTG CORP	7.000%	5/15/2037	456	493
	FED NATL MTG ASSN	VR	9/25/2041	21	21
	FED NATL MTG ASSN	2.500%	8/25/2042	137	124
	FED NATL MTG ASSN	3.000%	1/25/2046	163	154
	FED NATL MTG ASSN	3.500%	11/25/2057	606	591
	FED NATL MTG ASSN	3.500%	5/25/2049	795	732
	FED NATL MTG ASSN	VR	4/25/2044	27	28
	FED NATL MTG ASSN	5.500%	6/25/2035	84	87
	FED NATL MTG ASSN	6.000%	3/25/2036	29	30
	FED NATL MTG ASSN	4.500%	12/25/2040	544	550
	FEDERAL HOME LOAN MORTGAGE CORP	3.364%	12/25/2027	680	673
	FEDERAL HOME LOAN MORTGAGE CORP	3.500%	11/25/2049	790	651
	FEDERAL HOME LOAN MORTGAGE CORP	2.500%	11/25/2038	566	493
	FEDERAL HOME LOAN MORTGAGE CORP	2.500%	1/25/2048	1,315	1,210
	FEDERAL HOME LOAN MORTGAGE CORP	2.500%	2/25/2052	920	854
	FEDERAL HOME LOAN MORTGAGE CORP	3.710%	9/25/2032	1,000	967
	FEDERAL HOME LOAN MORTGAGE CORP	4.614%	2/25/2033	2,000	2,026
	FEDERAL HOME LOAN MORTGAGE CORP	4.940%	11/25/2030	730	754
	FEDERAL HOME LOAN MORTGAGE CORP	3.000%	8/25/2056	247	236
	FEDERAL HOME LOAN MORTGAGE CORP	3.250%	11/25/2064	882	767
	FEDERAL NATIONAL MORTGAGE ASSN	2.250%	6/25/2045	634	551
	FEDERAL NATIONAL MORTGAGE ASSN	1.707%	11/25/2031	1,051	911

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	FEDERAL NATIONAL MORTGAGE ASSN	2.084%	4/25/2032	1,018	898
	FEDERAL NATIONAL MORTGAGE ASSN	4.500%	7/25/2052	796	729
	FEDERAL NATIONAL MORTGAGE ASSN	3.759%	5/25/2032	2	2
	FIRSTKEY HOMES 2020-SFR1 TRUST	1.607%	9/17/2038	1,370	1,341
	FLATIRON CLO LTD	5.235%	1/15/2038	268	269
	FORD CREDIT AUTO OWNER TRUST	5.070%	1/15/2029	1,110	1,121
	FOUNDATION FINANCE TRUST	6.530%	6/15/2049	459	479
	FREDDIE MAC - SCRT	4.500%	6/25/2057	812	802
	FREDDIE MAC - SCRT	3.500%	5/25/2057	835	781
	FREDDIE MAC - SCRT	3.500%	11/25/2057	149	146
	FREDDIE MAC - SCRT	4.000%	11/25/2057	1,167	1,110
	FREDDIE MAC - SCRT	3.000%	3/25/2058	392	339
	FREDDIE MAC - SCRT	3.500%	3/25/2058	536	525
	FREDDIE MAC - SCRT	3.500%	7/25/2058	756	678
	FREDDIE MAC - SCRT	3.500%	7/25/2058	202	198
	FREDDIE MAC - SCRT	4.000%	3/25/2059	778	732
	FREDDIE MAC - SCRT	2.500%	8/25/2059	1,234	1,146
	FREDDIE MAC - SCRT	3.000%	5/25/2060	860	777
	FREDDIE MAC SCRT	3.000%	10/25/2062	1,097	926
	FREDDIE MAC SCRT	3.500%	5/25/2064	1,334	1,171
	FREMF MORTGAGE TRUST	VR	11/25/2049	180	179
	FREMF MORTGAGE TRUST	VR	12/25/2050	1,000	989
	FREMF MORTGAGE TRUST	VR	4/25/2051	1,600	1,573
	FRTKL	2.172%	9/17/2038	1,005	984
	GLS AUTO RECEIVABLES TRUST	4.740%	8/15/2031	605	607
	GOLUB CAPITAL PARTNERS CLO LTD	4.864%	7/20/2034	340	340
	GOLUB CAPITAL PARTNERS CLO, LT	5.214%	7/20/2038	285	286
	GOODGREEN TRUST	3.740%	10/15/2052	500	463
	GOODGREEN TRUST	VR	10/15/2053	204	189
	GOODGREEN TRUST	3.260%	10/15/2053	204	186
	GOVERNMENT NATIONAL MORTGAGE ASSN	1.000%	8/20/2050	488	379
	GOVERNMENT NATIONAL MORTGAGE ASSN	2.000%	6/20/2051	709	623
	GOVT NATL MTG ASSN	5.000%	8/20/2039	98	101
	GOVT NATL MTG ASSN	VR	2/20/2061	109	109
	GOVT NATL MTG ASSN	VR	3/20/2067	135	135
	GOVT NATL MTG ASSN	4.500%	10/16/2039	364	366
	GOVT NATL MTG ASSN	5.000%	10/20/2039	279	288

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	GOVT NATL MTG ASSN	VR	6/20/2067	116	116
	GOVT NATL MTG ASSN	VR	6/20/2065	137	137
	GOVT NATL MTG ASSN	VR	6/20/2065	104	104
	GOVT NATL MTG ASSN	VR	7/20/2065	107	107
	GOVT NATL MTG ASSN	VR	9/20/2065	185	185
	GOVT NATL MTG ASSN	VR	10/20/2065	156	156
	GOVT NATL MTG ASSN	4.714%	11/20/2065	265	265
	GOVT NATL MTG ASSN	VR	12/20/2065	72	73
	GOVT NATL MTG ASSN	VR	12/20/2066	42	43
	GOVT NATL MTG ASSN	4.694%	5/20/2066	2	2
	GOVT NATL MTG ASSN	VR	8/20/2066	92	93
	GOVT NATL MTG ASSN	VR	5/20/2040	322	334
	GOVT NATL MTG ASSN	VR	10/20/2040	221	227
	GOVT NATL MTG ASSN	VR	1/20/2038	206	214
	GOVT NATL MTG ASSN	VR	10/20/2043	302	308
	GOVT NATL MTG ASSN	3.500%	8/20/2047	549	512
	GOVT NATL MTG ASSN	3.500%	3/20/2049	184	147
	GS MORTGAGE-BACKED SECURITIES	5.847%	11/25/2067	1,061	1,070
	HERO FUNDING TRUST	3.080%	9/20/2042	120	113
	HERO FUNDING TRUST	3.950%	9/20/2048	171	161
	HERO FUNDING TRUST	4.070%	9/20/2048	31	29
	HERO FUNDING TRUST	4.460%	9/20/2047	161	154
	HERO FUNDING TRUST	4.670%	9/20/2048	288	280
	HILTON GRAND VACATIONS TRUST	4.560%	10/25/2044	760	762
	HILTON GRAND VACATIONS TRUST	5.650%	3/25/2038	552	562
	HILTON GRAND VACATIONS TRUST	6.620%	9/15/2039	146	150
	HOME PARTNERS OF AMERICA TRUST	2.082%	1/17/2041	1,599	1,477
	INNOVATION HOMES TRUST	4.000%	9/17/2029	320	312
*	JP MORGAN MORTGAGE TRUST	5.500%	7/25/2055	175	176
*	JP MORGAN MORTGAGE TRUST	VR	10/25/2051	361	302
	LENDMARK FUNDING TRUST	4.940%	9/20/2034	460	465
	MARINER FINANCE ISSUANCE TRUST	5.130%	9/22/2036	1,164	1,180
	MARINER FINANCE ISSUANCE TRUST	1.860%	3/20/2036	1,655	1,629
*	MORGAN STANLEY CAPITAL I TRUST	2.782%	8/15/2049	373	369
	MRCD MORTGAGE TRUST	2.718%	12/15/2036	1,846	1,366
	MVW OWNER TRUST	4.720%	10/20/2044	741	741
	NEXTGEAR FLOORPLAN MASTER OWNE	4.230%	10/15/2030	510	511

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	NMABS ISSUER	5.140%	11/20/2055	1,150	1,148
	OCP CLO LTD	5.168%	1/26/2038	460	462
	ONEMAIN DIRECT AUTO RECEIVABLES	3.950%	11/14/2028	1,423	1,421
	OPORTUN FUNDING LLC	5.300%	2/8/2033	600	600
	PAGAYA AI TECHNOLOGY IN HOUSIN	3.600%	9/25/2028	1,000	974
	PALMER SQUARE CLO LTD	5.254%	7/20/2037	258	259
	PALMER SQUARE CLO LTD	5.227%	10/20/2038	250	251
	PLANET FITNESS MASTER ISSUER	5.765%	6/5/2054	172	175
	PROGRESS RESIDENTIAL	3.350%	2/17/2041	1,006	976
	PROGRESS RESIDENTIAL	3.390%	7/17/2042	1,149	1,071
	PROGRESS RESIDENTIAL TRUST	3.200%	4/17/2039	571	563
	PROGRESS RESIDENTIAL TRUST	3.500%	6/17/2041	1,610	1,536
	PROGRESS RESIDENTIAL TRUST	3.000%	8/9/2029	1,554	1,481
	PROGRESS RESIDENTIAL TRUST	3.375%	8/9/2029	1,550	1,460
	PROGRESS RESIDENTIAL TRUST	4.896%	6/17/2039	1,000	1,001
	PROGRESS RESIDENTIAL TRUST	1.524%	7/17/2038	1,817	1,794
	PROGRESS RESIDENTIAL TRUST	1.692%	8/17/2040	419	394
	PROGRESS RESIDENTIAL TRUST	2.082%	9/17/2038	640	629
	PROGRESS RESIDENTIAL TRUST	3.107%	2/17/2029	1,100	1,050
	PROGRESS RESIDENTIAL TRUST	3.555%	4/17/2042	997	932
	PROGRESS RESIDENTIAL TRUST	3.100%	7/9/2029	1,695	1,621
	PROGRESS RESIDENTIAL TRUST	3.650%	2/17/2042	215	202
	RENEW 2017-1	1.671%	9/28/2052	86	80
	RENEW FINANCIAL	3.220%	9/22/2053	77	70
	SABEY DATA CENTER ISSUER LLC	1.881%	6/20/2046	453	446
	SANTANDER DRIVE AUTO	6.160%	12/17/2029	1,010	1,024
	SANTANDER DRIVE AUTO	5.430%	3/17/2031	1,040	1,056
	SANTANDER DRIVE AUTO RECEIVABL	5.640%	8/15/2030	965	984
	SBA TOWER TRUST	6.599%	1/15/2028	275	282
	SCF EQUIPMENT TRUST LLC	4.820%	6/20/2036	500	500
	SEQUOIA MORTGAGE TRUST	6.000%	7/27/2054	127	129
	SEQUOIA MORTGAGE TRUST	5.500%	6/25/2055	207	208
	SEQUOIA MORTGAGE TRUST	5.000%	1/25/2053	152	152
	SEQUOIA MORTGAGE TRUST	5.000%	10/25/2055	252	252
	SFS AUTO RECEIVABLES	4.950%	5/21/2029	300	302
	SIERRA RECEIVABLES FUNDING CO	5.140%	6/20/2041	523	531
	SIERRA RECEIVABLES FUNDING CO	4.730%	6/20/2040	143	144

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	SIERRA RECEIVABLES FUNDING CO	1.340%	11/20/2037	41	41
	SIERRA RECEIVABLES FUNDING CO	5.320%	4/20/2044	190	190
	SMALL BUSINESS ADMINISTRATION	4.730%	11/1/2050	508	508
	SMALL BUSINESS ADMINISTRATION	1.750%	11/1/2046	581	486
	SMALL BUSINESS ADMINISTRATION	1.840%	1/1/2042	323	280
	SMALL BUSINESS ADMINISTRATION	4.010%	6/1/2047	118	113
	SMALL BUSINESS ADMINISTRATION	5.168%	3/1/2033	308	314
	SMALL BUSINESS ADMINISTRATION	4.480%	4/1/2048	289	284
	SMALL BUSINESS ADMINISTRATION	4.620%	5/1/2048	309	308
	SMALL BUSINESS ADMINISTRATION	5.050%	1/1/2049	367	372
	SMALL BUSINESS ADMINISTRATION	5.035%	3/1/2034	399	404
	SMALL BUSINESS ADMINISTRATION	4.963%	3/10/2035	310	314
	SOCIAL PROFESSIONAL LOAN PROGR	2.540%	5/15/2046	115	112
	STREAM INNOVATIONS ISSUER TRUS	5.480%	9/15/2045	743	751
	SUBWAY FUNDING LLC	6.028%	7/30/2054	173	176
	SUBWAY FUNDING LLC	5.566%	7/30/2054	291	289
	TACO BELL FUNDING, LLC	2.294%	8/25/2051	379	354
	TACO BELL FUNDING, LLC	4.821%	8/25/2055	349	347
	TOORAK MORTGAGE CORP	5.524%	2/25/2040	1,190	1,195
	TOYOTA AUTO LOAN EXTENDED	4.930%	6/25/2036	882	902
	TRICON AMERICAN HOMES	1.499%	7/17/2038	238	234
	TRICON RESIDENTIAL	1.943%	7/17/2038	372	367
	TRICON RESIDENTIAL	4.750%	4/17/2039	145	144
	TRICON RESIDENTIAL	4.849%	7/17/2040	361	361
	TRICON RESIDENTIAL	4.750%	6/17/2040	168	169
	UNITED AIRLNS PASS THRU	5.450%	2/15/2037	466	479
	VENDEE MORTGAGE TRUST	0.417%	5/15/2033	126	127
	VERDANT RECEIVABLES LLC	5.680%	12/12/2031	580	591
	VERICREST OPPORTUNITY LOAN TRA	VR	3/27/2051	46	46
	VERIZON MASTER TRUST	3.960%	8/20/2031	500	501
	VEROS AUTO RECEIVABLES TRUST	6.280%	11/15/2027	72	72
	WELLS FARGO COML MTG	5.203%	12/15/2058	504	518
	WELLS FARGO COMMERCIAL MORTGAG	3.065%	11/15/2059	308	305
	WELLS FARGO COMMERCIAL MORTGAG	2.194%	6/15/2053	397	371
	WENDYS FUNDING LLC	5.422%	12/15/2055	350	349
	WESTLAKE AUTOMOBILE RECEIVABLE	6.020%	9/15/2028	1,230	1,243
	WHEELS FLEET LEASE FUNDING LLC	4.410%	5/18/2040	510	514

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	WORLD FINANCIAL NETWORK CREDIT	5.470%	2/17/2031	1,190	1,213
	WORLD OMNI AUTO RECEIVABLES	5.850%	8/15/2029	595	611
	Total Asset-Backed Securities				$131,255

	Foreign Sovereign Debt
	REPUBLIC OF CHILE	2.550%	1/27/2032	200	179
	UNITED MEXICAN	5.850%	7/2/2032	395	406
	UNITED MEXICAN STATES	4.350%	1/15/2047	35	26
	UNITED MEXICAN STATES	2.659%	5/24/2031	301	268
	UNITED MEXICAN STATES	3.771%	5/24/2061	222	137
	UNITED MEXICAN STATES	4.400%	2/12/2052	370	270
	UNITED MEXICAN STATES	6.000%	5/13/2030	200	210
	UNITED MEXICAN STATES	6.875%	5/13/2037	261	278
	UNITED MEXICAN STATES	5.375%	3/22/2033	957	948
	Total Foreign Sovereign Debt				$2,722

	Municipal Bonds
	CONNECTICUT STATE	4.060%	6/15/2030	370	372
	MASSACHUSETTS STATE EDUCTNL FING	4.141%	7/1/2027	115	115
	MIAMI-DADE CNTY FLORIDA TRANSIT	5.534%	7/1/2032	220	225
	OHIO UNIV GEN RECPTS ATHENS	5.590%	12/1/2114	195	184
	TEXAS NATURAL GAS SECURITIZATION	5.102%	4/1/2035	640	657
	TEXAS NATURAL GAS SECURITIZATION	5.169%	4/1/2041	190	194
	Total Municipal Bonds				$1,747

	Private Placement Securities
	ABN AMRO BANK NV	VR	12/13/2029	300	286
	AIA GROUP LTD	3.200%	9/16/2040	200	158
	AIR CANADA 2015-1A PTT	3.600%	3/15/2027	520	514
	AIR CANADA 2017-1A PTT	3.550%	1/15/2030	164	157
	AIR CANADA 2017-1AA PTT	3.300%	1/15/2030	48	46
	AMERICAN TOWER TRUST I	3.652%	3/23/2028	230	228
	ASHTEAD CAPITAL INC	2.450%	8/12/2031	418	373
	AUST & NZ BANKING GROUP	2.570%	11/25/2035	210	189

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	AVOLON HOLDINGS FNDG LTD	4.375%	5/1/2026	567	567
	AVOLON HOLDINGS FNDG LTD	2.528%	11/18/2027	377	365
	BAE SYSTEMS PLC	3.400%	4/15/2030	350	338
	BAE SYSTEMS PLC	1.900%	2/15/2031	292	259
	BANK OF IRELAND GROUP	VR	9/30/2027	227	223
	BLACKSTONE HOLDINGS FINA	3.500%	9/10/2049	200	143
	BPCE SA	VR	1/20/2032	275	244
	BRITISH AIR 18-1 A PTT	4.125%	9/20/2031	148	144
	BRITISH AIR 18-1 AA PTT	3.800%	9/20/2031	56	55
	BROADCOM INC	3.187%	11/15/2036	750	636
	BROOKLYN UNION GAS CO	4.273%	3/15/2048	100	80
	CLEVELAND ELECTRIC ILLUM	3.500%	4/1/2028	95	93
	COX COMMUNICATIONS INC	3.350%	9/15/2026	415	413
	CVS PASS-THROUGH TR 2014	4.163%	8/10/2036	179	167
	CVS PASS-THROUGH TRUST	5.773%	1/10/2033	190	193
	CVS PASS-THROUGH TRUST	5.926%	1/10/2034	313	321
	CVS PASS-THROUGH TRUST	4.704%	1/10/2036	223	207
	DUQUESNE LIGHT HOLDINGS	3.616%	8/1/2027	230	227
	FERGUSON FINANCE PLC	3.250%	6/2/2030	350	334
	GALAXY PIPELINE ASSETS	2.940%	9/30/2040	260	221
	GLOBAL ATLANTIC FIN CO	4.400%	10/15/2029	158	155
	GOODMAN US FIN THREE	3.700%	3/15/2028	86	85
	GRAY OAK PIPELINE LLC	3.450%	10/15/2027	415	410
	GREAT-WEST LIFECO FIN 18	4.581%	5/17/2048	130	112
	KEYSPAN GAS EAST CORP	2.742%	8/15/2026	200	198
	KKR GROUP FINAN CO VIII	3.500%	8/25/2050	200	141
	MACQUARIE BANK LTD	3.052%	3/3/2036	200	182
	MACQUARIE GROUP LTD	VR	1/14/2033	200	181
	MASS MUTUAL LIFE INS CO	3.375%	4/15/2050	210	142
	NATIONWIDE BLDG SOCIETY	VR	3/8/2029	260	260
	NBN CO LTD	2.625%	5/5/2031	400	367
	NEW ENGLAND POWER CO	3.800%	12/5/2047	50	38
	NEW YORK LIFE INSURANCE	4.450%	5/15/2069	90	70
	NGPL PIPECO LLC	3.250%	7/15/2031	240	221
	NRG ENERGY INC	4.450%	6/15/2029	155	154
	NRG ENERGY INC	2.450%	12/2/2027	225	217
	NUTRITION & BIOSCIENCES	2.300%	11/1/2030	310	280

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Current Value
				Number of Shares/ Units or Face Amount
		Interest Rate	Maturity Date	(in thousands)	(in thousands)
	PENNSYLVANIA ELECTRIC CO	3.250%	3/15/2028	26	25
	SOCIETE GENERALE	VR	6/9/2032	440	398
	STELLANTIS FIN US INC	2.691%	9/15/2031	209	183
	SWISS RE FINANCE LUX	VR	4/2/2049	200	201
	TEACHERS INSUR & ANNUITY	4.900%	9/15/2044	40	36
	TEACHERS INSUR & ANNUITY	4.270%	5/15/2047	70	57
	UBS GROUP AG	3.869%	1/12/2029	250	249
	Total Private Placement Securities				$11,548

	Total Other Investments				$147,272

	Total Investments, at Fair Value				$9,493,205

	Total Fully Benefit Responsive Investment Contracts, at Contract Value
	AMERICAN UNITED LIFE - S00016	2.410%	12/31/2050		74,465
*	COLUMBIA TR GOVT MM FUND			147,120	147,120
*	JP MORGAN - #AISP01	2.820%	12/31/2050		87,619
	LINCOLN NATIONAL LIFE	2.330%	12/31/2050		76,697
	MET TOWER LIFE - #38165	3.120%	12/31/2050		79,188
	PACIFIC LIFE - # 26755	2.540%	12/31/2050		72,364
	PRUDENTIAL GA-63690	2.420%	12/31/2050		84,311
	RBC - AMERIPRISE AMEX01	2.750%	12/31/2050		62,298
	TRANSAMERICA MDA00375TR	2.620%	12/31/2050		106,176
	Total Fully Benefit Responsive Investment Contracts, at Contract Value				$790,237

	TOTAL INVESTMENTS				$10,283,442

*	Loans to Participants	3.250% - 9.500%	Through 2/12/2056		$80,431